[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07607
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	9/30/05

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

The Universal Institutional Funds, Inc.

Emerging Markets Debt Portfolio

Third Quarter Report

September 30, 2005 (unaudited)

Portfolio of Investments

		Face Amount (000)	Value (000)

Fixed Income Securities (96.4%)
Argentina (4.1%)
Sovereign (4.1%)
Republic of Argentina
1.33%, 12/31/38	(a)	$312	$123
8.25%, 12/31/33		288	296
0.00%, 12/31/33		13,780	6,270
Republic of Argentina (Linked Variable Rate)
5.83%, 4/10/49	(b)	2,900	1,233
			7,922
Brazil (15.3%)
Sovereign (14.3%)
Federative Republic of Brazil
4.25%, 4/15/24	(c)	3,820	3,691
6.00%, 4/15/24	(c)	1,160	1,122
8.00%, 1/15/18		5,770	6,125
8.875%, 10/14/19		7,025	7,646
14.50%, 10/15/09		5,020	6,541
8.875%, 4/15/24		690	738
10.50%, 7/14/14		1,270	1,541
			27,404
Corporate (1.0%)
Banco ABN Amro Real S.A.
Zero Coupon, 7/21/06	(d)	1,790	1,938
			29,342
Bulgaria (1.3%)
Sovereign (1.3%)
Republic of Bulgaria
8.25%, 1/15/15	(d)	1,041	2,330
Republic of Bulgaria (Registered)
8.25%, 1/15/15		980	1,214
			2,503
Chile (1.5%)
Corporate (1.5%)
Empresa Nacional de Petroleo
6.75%, 11/15/12	(d)	2,680	2,900
Colombia (1.3%)
Sovereign (1.3%)
Republic of Colombia
10.375%, 1/28/33		270	354
11.75%, 2/25/20		660	921
9.75%, 4/9/11		1,038	1,191
			2,466
Indonesia (3.2%)
Corporate (3.2%)
Pindo Deli Finance Mauritius Tranche A
4.675%, 4/28/15	(c)(d)	886	731
Pindo Deli Finance Mauritius Tranche B
4.675%, 4/28/18	(c)	2,305	1,210
Pindo Deli Finance Mauritius Tranche C
0.00%, 4/28/27	(c)(d)	4,648	1,046
Tjiwi Kimia Finance Mauritius Ltd. Tranche A
0.00%, 4/28/15	(d)	920	786
Tjiwi Kimia Finance Mauritius Ltd. Tranche B
4.675%, 4/28/18	(c)(d)	2,367	1,551

1

Tjiwi Kimia Finance Mauritius Ltd. Tranche C	(d)
0.00%, 4/28/27		2,923	775
			6,099
Ivory Coast (0.1%)
Sovereign (0.1%)
Ivory Coast
2.00%, 3/29/18	(b)	1,530	283
Malaysia (3.4%)
Sovereign (3.4%)
Malaysia Government
8.75%, 6/1/09		4,770	5,411
7.50%, 7/15/11		1,020	1,159
			6,570
Mexico (20.0%)
Corporate (8.5%)
Pemex Project Funding Master Trust
4.71%, 6/15/10	(c)(d)	3,050	3,181
8.625%, 12/1/23	(d)	1,350	1,650
9.50%, 9/15/27	(d)	3,320	4,391
9.125%, 10/13/10		3,140	3,682
9.50%, 9/15/27		730	965
9.50%, 9/15/27		940	1,242
Satelites Mexicanos S.A. de CV
10.125%, 11/1/04	(b)	2,493	1,346
Sovereign (11.5%)			16,457
United Mexican States
11.50%, 5/15/26		1,936	3,112
10.375%, 2/17/09		2,000	2,342
8.375%, 1/14/11		7,590	8,747
8.125%, 12/30/19		4,501	5,469
United Mexican States MTN
8.30%, 8/15/31		1,910	2,392
			22,062
			38,519
Nigeria (1.2%)
Sovereign (1.2%)
Central Bank of Nigeria
6.25%, 11/15/20	(a)	2,250	2,261
Panama (1.8%)
Sovereign (1.8%)
Republic of Panama
10.75%, 5/15/20		390	545
9.375%, 4/1/29		1,300	1,658
9.625%, 2/8/11		1,075	1,290
			3,493
Peru (2.2%)
Sovereign (2.2%)
Republic of Peru
8.75%, 11/21/33		1,220	1,479
9.875%, 2/6/15		1,055	1,353
8.375%, 5/3/16		1,260	1,481
			4,313
Philippines (8.4%)
Sovereign (8.4%)
Republic of Philippines
10.625%, 3/16/25		1,460	1,712
8.875%, 3/17/15		6,490	6,961
9.50%, 2/2/30		6,975	7,463
			16,136
Qatar (0.8%)
Sovereign (0.8%)
State of Qatar (Registered)
9.75%, 6/15/30		960	1,478

2

Russia (18.2%)
Corporate (1.8%)
Gaz Capital for Gazprom
8.625%, 4/28/34		2,640	3,476
Sovereign (16.4%)
Aries Vermogensverwaltungs GmbH
9.60%, 10/25/14		3,000	3,967
Russian Federation
5.00%, 3/31/30	(a)(d)	3,228	3,713
Russian Federation (Registered)
8.25%, 3/31/10		4,130	4,468
5.00%, 3/31/30	(a)	2,041	2,347
12.75%, 6/24/28		5,390	10,160
11.00%, 7/24/18		4,461	6,825
			31,480
			34,956
Tunisia (0.4%)
Sovereign (0.4%)
Central Bank of Tunisia
7.375%, 4/25/12		660	749
Turkey (7.0%)
Sovereign (5.5%)
Citigroup Global Markets Holdings, Inc.
(Turkish Lira Index Linked)
Zero Coupon, 2/23/06- 9/28/06		5,595	7,641
Republic of Turkey
11.00%, 1/14/13		2,290	2,940
			10,581
Corporate (1.5%)
Credit Suisse First Boston
7.20%, 8/20/11		2,800	2,845
			13,426
Venezuela (6.2%)
Sovereign (6.2%)
Republic of Venezuela
9.375%, 1/13/34		5,572	6,611
10.75%, 9/19/13		3,030	3,788
8.50%, 10/8/14		1,300	1,446
			11,845
Total Fixed Income Securities (Cost $173,829)			185,261

No. of
Rights
Rights (0.0%)
Mexico
United Mexican States, Value Recovery Rights, expiring 6/30/06
Total Rights (Cost $@—)	(c)(e)	1,769,000	34

		No. of
		Warrants
Warrants (0.1%)
Nigeria (0.0%)
Central Bank of Nigeria, expiring 11/15/20	(c)	1,250	64
Venezuela (0.1%)
Republic of Venezuela, Oil-linked Payment
Obligation, expiring 4/15/20	(c)	3,750	96
Total Warrants (Cost $@—)			160

Face
Amount
(000)
Short-Term Investment (2.3%)
United States (2.3)
Repurchase Agreement (2.3%)
J.P. Morgan Securities, Inc., 3.70%, dated 9/30/05, due 10/3/05 repurchase price $4,424 (Cost $4,423)	(f)	$4,423	4,423

3

Total Investments (98.8%) (Cost $178,252)	189,878
Other Assets in Excess of Liabilities (1.2%)	2,275
Net Assets (100%)	$192,153

(a)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2005.
(b)	Security is in default.
(c)	Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in
(d)	144A security — certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)	Non-income producing security.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $633,510,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corporation: 0.00% to 4.20%, due 12/1/05 to 5/27/11; Federal National Mortgage Association: 0.00% to 5.50%, due 10/7/05 to 1/12/15; Federal Farm Credit Bank: 0.00% to 5.50%, due 10/7/05 to 8/17/20; Federal Home Loan Bank: 0.00% to 5.375%, due 3/28/06 to 8/15/19; and Tennessee Valley Authority: 4.375% to 7.125%, due 11/13/08 to 1/15/38, which had a total value of $646,181,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

@	Face Amount/Value is less than $500.
MTN	Medium Term Note
+

At September 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $178,252,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $11,626,000 of which $15,858,000 related to appreciated securities and $4,232,000 related to depreciated securities.

4

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net Unrealized
				Appreciation
	Number of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)

Short:
2 Year
U.S. Treasury Note	58	$38,913	Dec-05	$195

5

The Universal Institutional Funds, Inc.

Emerging Markets Equity Portfolio

2005 Third Quarter Report

September, 30 2005 (unaudited)

Portfolio of Investments

		Shares	Value (000)
COMMON STOCKS (95.5%)
(Unless Otherwise Noted)
Austria (0.4%)
Raiffeisen International Bank Holding AG		34,385	$2,296
Brazil (13.0%)
All America Latina Logistica S.A.		57,700	2,290
Banco Itau Holding Financeira S.A. (Preference)		24,911	5,913
Banco Itau Holding Financeira S.A. ADR		41,534	4,928
CEMIG (Preference)		7,355,362	279
CEMIG ADR		57,700	2,197
CPFL Energia S.A.		162,480	1,727
CPFL Energia S.A. ADR		15,780	503
CVRD (Preference A shares)		4,653	181
CVRD ADR		395,842	15,402
Eletrobras Class B (Preferred)*		120,007,000	2,325
Embratel Participacoes S.A. (Preferred)*	(a)	947,389,100	2,192
Empresa Brasileira de Aeronatica S.A. ADR		148,250	5,722
Gerdau S.A. (Preference)		153,600	2,287
Gerdau S.A. ADR		70,489	1,052
Petrobras S.A. (Preference)		122,752	1,958
Petrobras S.A. ADR		123,424	8,824
Petrobras S.A. ADR (Preference)		258,172	16,458
Telesp Celular Participacoes S.A.		18,787	66
Telesp Celular Participacoes S.A. (Preference)		424,315	1,688
Unibanco - Uniao de Bancos Brasileiros S.A.@		64,974	683
Unibanco - Uniao de Bancos Brasileiros S.A. GDR		103,920	5,466
			82,141
Chile (0.7%)
Enersis S.A. (Chile) ADR		372,170	4,258
China/Hong Kong (5.2%)			—	@
Air China Ltd., Class H		1,239,000	383
Asia Aluminum Holdings Ltd.		11,574,000	1,194
China Life Insurance Co. Ltd.	(a)	2,866,000	2,217
China Mobile Hong Kong Ltd.		928,000	4,546
China Resources Power Holdings Co.		2,817,000	1,798
China Techfaith Wireless Communication Technology Ltd. ADR	(a)	37,700	356
Fountain SET Holdings Ltd.		1,701,000	828
Foxconn International Holdings Ltd.		645,000	698
Global Bio-Chem Technology Group Co., Ltd.		5,376,000	2,460
GOME Electrical Appliances Holdings Ltd.		2,879,000	1,735
Grande Holdings Ltd.	(b)	809,000	657
Hainan Meilan International Airport Co., Ltd., Class H		913,000	486
Hopewell Highway Infrastructure Ltd.		1,850,000	1,312
Huadian Power International Co.		4,241,000	1,175
Kingboard Chemical Holdings Ltd.	(b)	704,000	1,756
Lianhua Supermarket Holdings Co., Ltd., Class H		809,000	939
Moulin Global Eyecare Holdings	(b)	778,000	—	@
PetroChina Co., Ltd., Class H		5,404,000	4,528
Ping An Insurance Group Co. of China Ltd., Class H		1,192,000	2,082
Shougang Concord Century Holdings Ltd.		4,689,000	296
TPV Technology Ltd.		2,890,000	1,998
Victory City International Holdings Ltd.		1,485,000	402
Wumart Stores, Inc.		379,000	816
			32,662
Colombia (0.4%)
BanColombia S.A. ADR		106,670	2,341
Egypt (0.4%)
Eastern Tobacco		69,914	2,676
Hungary (0.3%)
Gedeon Richter Rt.		9,879	1,779
India (7.2%)
ABB Ltd. India		57,000	2,217
Aventis Pharma Ltd./India		40,500	1,336
Bharat Heavy Electricals Ltd.		217,852	6,067

1

Cipla Ltd.		180,000	1,556
Container Corp. of India Ltd.		58,864	1,781
GlaxoSmithkline Pharmaceuticals Ltd.		51,500	1,038
Glenmark Pharmaceuticals Ltd.		180,000	1,302
Gujarat Ambuja Cements, Ltd.		255,500	446
Gujarat Ambuja Cements, Ltd. GDR		787,500	1,299
HDFC Bank Ltd.		143,000	2,237
Hero Honda Motors Ltd.		150,375	2,538
Hindalco Industries, Ltd.		395,000	1,321
Hindustan Lever Ltd.		426,500	1,758
Housing Development Finance Corp., Ltd.		89,000	2,105
India Info.com PCL	(b)	58,026	—	@
Infosys Technologies Ltd.		84,492	4,838
ITC Ltd.		345,000	1,073
ITC Ltd. GDR (Registered)		208,500	642
Mahanagar Telephone Nigam Ltd.		367,000	1,065
Mahindra & Mahindra Ltd.		229,000	1,971
Morgan Stanley India Growth Fund	(a)(c)	3,926,900	2,456
Oil & Natural Gas Corp., Ltd.		13,200	319
Punjab National Bank	(b)	135,500	1,461
Reliance Industries Ltd.		35,000	632
Siemens India Ltd.		21,000	1,254
Uti Bank Ltd.		125,500	758
Uti Bank Ltd. GDR		113,000	672
Wipro Ltd.		190,000	1,607
			45,749
Indonesia (0.3%)
Bank Central Asia Tbk PT		3,758,500	1,259
Bumi Resources Tbk PT		7,175,000	627
Gudang Garam Tbk PT		328,500	347
			2,233
Israel (0.7%)
Check Point Software Technologies Ltd.		185,770	4,518
Korea (0.4%)
KIA Motors Corp.		114,890	2,147
STX Shipbuilding Co. Ltd		13,970	112
			2,259
Malaysia (1.5%)
Bandar Raya Developments Bhd		981,400	312
Commerce Asset Holdings Bhd		771,000	1,146
Magnum Corp. Bhd		1,714,000	941
MK Land Holdings Bhd		1,698,000	403
Resorts World Bhd		321,000	937
Road Builder Malaysia Holdings Bhd		597,000	312
SP Setia Bhd		1,035,999	1,067
Tenaga Nasional Bhd		950,600	2,724
YTL Corp. Bhd		1,193,866	1,742
			9,584
Mexico (10.3%)
America Movil S.A. de C.V., Class L ADR		679,115	17,874
Empresas ICA Sociedad Controladora S.A. de C.V.	(a)	1,840,700	703
Empresas ICA Sociedad Controladora S.A. de C.V. ADR	(a)	94,500	214
Fomento Economico Mexicano S.A. de C.V. ADR		88,940	6,219
Grupo Financiero Banorte S.A. de C.V., Class O		249,630	2,231
Grupo Televisa S.A. ADR		221,830	15,907
Kimberly-Clark de Mexico S.A. de C.V., Class A		598,100	2,257
Wal-Mart de Mexico S.A. de C.V., Class V		3,555,797	18,128
Wal-Mart de Mexico S.A. de C.V., Class V ADR		28,115	1,430
			64,963
Morocco (0.8%)
Attijariwafa Bank		3,099	366
Banque Marocaine du Commerce Exterieur		24,800	1,916
Maroc Telecom		27,900	295
ONA S.A.		23,900	2,560
			5,137
Netherlands (0.6%)
Pyaterochka Holding		186,078	3,781
Pakistan (0.3%)
National Bank of Pakistan		286,700	699
Pakistan Telecommunication Co., Ltd.		1,045,900	1,077
			1,776
Poland (3.6%)
Agora S.A.		149,889	3,126
Bank Pekao S.A.		77,520	4,279

2

Polski Koncern Naftowy Orlen S.A.		95,437	1,955
Powszechna Kasa Oszczednosci Bank Polski S.A.		456,176	4,406
Telekomunikacja Polska S.A.		109,809	855
Telekomunikacja Polska S.A. GDR		647,200	5,062
TVN S.A.		175,126	3,061
			22,744
Russia (9.9%)
Efes Breweries International N.V. GDR		77,323	2,755
Highland Gold Mining Ltd.@		574,000	2,237
LUKOIL ADR		479,916	27,715
Mobile Telesystems ADR		116,540	4,741
Mobile Telesystems GDR		51,700	2,102
Novatek OAO	(a)	83,467	1,995
OAO Gazprom ADR (Registered)		37,300	2,510
Pyaterochka Holding N.V. GDR	(a)(d)	142,272	2,891
Sberbank RF GDR		87,250	8,376
Surgutneftegaz ADR		73,085	3,946
Wimm-Bill-Dann Foods OJSC ADR		160,300	3,078
			62,346
South Africa (12.0%)
African Bank Investments Ltd.		1,490,100	4,983
Aveng Ltd.		1,333,700	3,515
Barloworld Ltd.		192,900	3,530
BidBEE Ltd.	(a)		—	@
Dimension Data Holdings plc	(a)		—	@
Edgars Consolidated Stores		869,200	4,343
Harmony Gold Mining Co., Ltd.	(a)	248,986	2,801
Harmony Gold Mining Co., Ltd. ADR	(a)	149,939	1,640
Impala Platinum Holdings Ltd.		27,551	3,135
J.D. Group		137,700	1,681
Lewis Group Ltd.	(a)	39,800	269
Massmart Holdings Ltd.		570,900	4,851
Mittal Steel South Africa Ltd.		100	1
MTN Group Ltd.		1,146,690	9,507
Murray & Roberts Holdings Ltd.		846,600	2,618
Naspers Ltd. Class N		437,800	7,164
Pretoria Portland Cement Co., Ltd.		63,100	2,889
Shoprite Holdings Ltd.		1,048,493	2,846
Standard Bank Group Ltd.		899,488	9,908
Steinhoff International Holdings Ltd.		1,604,600	4,974
Tiger Brands, Ltd.		228,130	5,018
			75,673
South Korea (10.8%)
Cheil Industries, Inc.		115,390	2,477
Daelim Industrial Co.		9,580	676
Doosan Heavy Industries and Construction Co., Ltd.		138,910	2,622
Doosan Infracore Co., Ltd.		70,660	799
GS Engineering & Construction Corp.		104,410	4,162
Handsome Co., Ltd.		40,100	411
Hankook Tire Co., Ltd.		245,990	3,253
Hanmi Pharm Co., Ltd.		8,990	842
Hyundai Heavy Industries Co., Ltd.		24,120	1,794
Hyundai Mobis		45,310	3,721
Hyundai Motor Co.		45,590	3,561
Hyundai Motor Co. (2nd Preference)		28,960	1,532
Korean Airlines Co., Ltd.		39,280	715
KT&G Corp.		90,520	3,921
Orion Corp.		22,548	3,998
Pusan Bank		120,520	1,311
S-Oil Corp.		16,780	1,375
Samsung Electronics Co., Ltd.		22,309	12,571
Samsung Electronics Co., Ltd. (Preference)		10,069	4,381
Samsung Fire & Marine Insurance Co., Ltd.		12,780	1,323
Samsung Heavy Industries Co., Ltd.		59,830	872
Samsung SDI Co., Ltd.		28,770	2,991
Shinhan Financial Group Co., Ltd.		141,730	4,930
SK Corp.		46,300	2,684
STX Shipbuilding Co., Ltd.		59,070	1,330
			68,252
Taiwan (8.7%)
Asia Optical Co., Inc.		315,957	2,018
AU Optronics Corp.		69,200	897
AU Optronics Corp.*		2,957,630	3,832
Catcher Technology Co., Ltd.		68,166	494

3

Cathay Financial Holding Co., Ltd.		1,617,000	3,016
Cheng Shin Rubber Industry Co., Ltd.		806,380	657
China Steel Corp.		3,091,550	2,757
Chinatrust Financial Holding Co.		2,372,302	2,044
Compal Electronics, Inc.		2,294,000	2,264
CTCI Corp.		1,256,069	587
Cyberlink Corp.		202,094	534
Delta Electronics, Inc.		1,569,638	2,682
Delta Electronics, Inc. GDR		110,798	947
Eva Airways Corp.		411	—	@
Far EasTone Telecommunications Co., Ltd.		1,067,000	1,209
HON HAI Precision Industry Co., Ltd.		832,200	3,874
Infortrend Technology, Inc.		678,924	1,189
Kaulin Manufacturing Co., Ltd.		496,282	470
Largan Precision Co., Ltd.		191,842	1,717
MediaTek, Inc.		406,568	3,835
Phoenixtec Power Co., Ltd.		793,045	777
Polaris Securities Co., Ltd.		1,416,851	551
Radiant Opto-Electronics Corp.		421,536	1,052
Shin Kong Financial Holdings Co. Ltd.		5,552,156	4,685
Springsoft, Inc.		669,956	1,126
Taishin Financial Holdings Co., Ltd.		2,070,640	1,214
Taiwan Mobile Co. Ltd.		1,373,000	1,307
Tsann Kuen Enterprise Co.		976,889	1,563
United Microelectronics Corp.*		9,017,310	5,788
Vanguard International Semiconductor Corp.		2,107,094	1,460
Yang Ming Marine Transport*		474,000	300
			54,846
Thailand (3.3%)
Advanced Info Service PCL (Foreign)		921,400	2,425
Asian Property Development PCL		5,477,000	483
Bangkok Bank PCL (Foreign)		933,300	2,592
Banpu PCL (Foreign)		105,500	414
CH. Karnchang PCL (Foreign)		2,074,300	657
CP Seven Eleven PCL (Foreign)		7,554,800	1,141
Italian-Thai Development PCL (Foreign)		7,114,100	1,699
Kasikornbank PCL (Foreign)		1,219,800	1,991
Lalin Property PCL (Foreign)		1,435,600	175
Land & Houses PCL (Foreign)		3,674,800	810
MBK PCL (Foreign)		288,900	334
PTT PCL (Foreign)		499,500	2,969
Siam City Bank PCL (Foreign)		1,490,000	971
Siam Commercial Bank PCL (Foreign)		604,900	759
Siam Makro PCL (Foreign)		174,600	268
Sino Thai Engineering & Construction PCL (Foreign)		1,426,200	438
Thai Oil PCL (Foreign)		529,700	968
Total Access Communication PCL	(a)	504,000	1,623
True Corp. PCL (Foreign)	(a)	2,116,000	405
			21,122
Turkey (4.3%)
Akcansa Cimento A.S.		561,699	3,024
BIM Birlesik Magazalar AS		106,449	2,668
Dogan Yayin Holding A.S.		1,017,242	2,644
Enka Insaat ve Sanayi A.S.		103,360	1,128
Haci Omer Sabanci Holding		209,000	1,079
Hurriyet Gazetecilik A.S.		1,062,672	3,157
Trakya Cam Sanayi A.S.		165,163	589
Turk Hava Yollari		784,430	4,195
Turkiye Garanti Bankasi A.S.		1,392,026	4,156
Yapi Ve Kredi Bankasi A.S.		1,121,583	4,665
			27,305
United States (0.4%)
Central European Distribution Corp. Co.	(a)	59,200	2,521
Total Common Stocks (Cost $447,136)			602,962

Face
Amount (000)
Fixed Income Securities (0.0%)
Russia (0.0%)
MSCI Holding Ltd.
(Secured Notes) (Cost $141)	(b)	$154	141

4

No. of
Warrants
Warrants (0.0%)
Thailand (0.0%)
Sino Thai Engineering & Construction Co., Inc.
PLC (Foreign) (Cost $17)	(a)	215,666	29

		Face
		Amount (000)
SHORT-TERM INVESTMENT (5.4%)
Repurchase Agreement (5.4%)
J.P. Morgan Securities, Inc., 3.70%, dated 9/30/05, due 10/3/05 repurchase price $33,760 (Cost $33,750)	(e)	$33,750	33,750
TOTAL INVESTMENTS+ (100.9%) (Cost $481,044)			636,882
OTHER ASSETS IN EXCESS OF LIABILITIES (0.9%)			(5,753)
NET ASSESTS (100%)			$631,129

(a)	Non-income producing security.
(b)	Security was valued at fair value — At September 30, 2005, the Portfolio held $4,015,000 of fair valued securities, representing 0.6% of net assets.
(c)	144A security — certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

Investment in affiliate — The Morgan Stanley India Growth Fund, acquired at a cost of $707,722, is advised by an affiliate of the Adviser. During the period ended September 30, 2005, there were no purchases or sales of this security. The Fund did not derive any income from this security during the period ended September 30, 2005.

(e)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $633,510,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corporation: 0.00% to 4.20%, due 12/1/05 to 5/27/11; Federal National Mortgage Association: 0.00% to 5.50%, due 10/7/05 to 1/12/15; Federal Farm Credit Bank: 0.00% to 5.50%, due 10/7/05 to 8/17/20; Federal Home Loan Bank: 0.00% to 5.375%, due 3/28/06 to 8/15/19; and Tennessee Valley Authority: 4.375% to 7.125%, due 11/13/08 to 1/15/38, which had a total value of $646,181,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

@	Face Amount/Value is less than 500.
ADR	American Depositary Receipt
GDR	Global Depository Receipt
+

At September 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $481,044,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $155,838,000 of which $169,242,000 related to appreciated securities and $13,404,000 related to depreciated securities.

5

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
BRL	941	$422	10/4/05	USD	422	$422	$—
BRL	830	372	10/5/05	USD	374	374	2
PLN	1,047	321	10/3/05	USD	321	321	—
THB	413	10	10/3/05	USD	10	10	—
THB	562	14	10/4/05	USD	14	14	—
TRY	73	54	10/4/05	USD	54	54	—
USD	87	87	10/3/05	BRL	193	87	—
USD	278	278	10/3/05	HKD	2,159	278	—
USD	26	26	10/3/05	TRY	35	26	—
USD	91	91	10/4/05	EUR	76	91	—
USD	246	246	10/4/05	PLN	799	245	(1)
USD	883	883	10/4/05	ZAR	5,685	894	11
USD	96	96	10/4/05	TRY	129	96	—
USD	492	492	10/5/05	ZAR	3,165	498	6
USD	2,189	2,189	10/6/05	ZAR	13,973	2,198	9
USD	120	120	10/7/05	ZAR	760	120	—
ZAR	90,310	14,160	11/14/05	USD	14,126	14,126	(34)
		$19,861				$19,854	$(7)

BRL	Brazilian Real
PLN	Polish Zlaty
THB	Thai Baht
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand

6

The Universal Institutional Funds, Inc.

Global Value Equity Portfolio
2005 Third Quarter Report
September 30, 2005 (unaudited)

Portfolio of Investments

	Shares	Value (000)
Common Stocks (96.8%)
Australia (2.2%)
Boral Ltd.	139,561	$859
Foster’s Group Ltd.	183,960	818
National Australia Bank Ltd.	54,876	1,383
		3,060
Bermuda (3.2%)
Tyco International Ltd.	115,066	3,204
XL Capital Ltd., Class A	17,122	1,165
		4,369
France (5.4%)
BNP Paribas S.A.	21,940	1,668
Lafarge S.A.	17,491	1,539
Sanofi-Aventis	23,372	1,931
Total S.A.	8,468	2,312
		7,450
Germany (1.4%)
BASF AG	10,254	770
Bayerische Motoren Werke AG	23,778	1,117
		1,887
Hong Kong (0.6%)
HongKong Electric Holdings Ltd.	165,000	823
Ireland (2.1%)
Bank of Ireland	98,013	1,549
Kerry Group plc, Class A	56,115	1,312
		2,861
Italy (3.2%)
ENI S.p.A.	95,444	2,835
Telecom Italia S.p.A. RNC	550,520	1,532
		4,367
Japan (8.6%)
Astellas Pharma Inc.	38,000	1,430
Canon, Inc.	32,700	1,766
Fuji Photo Film Co., Ltd.	41,900	1,381
Kao Corp.	63,000	1,551
Mitsui Sumitomo Insurance Co., Ltd.	74,000	857
Sumitomo Electric Industries Ltd.	131,200	1,768
Takeda Pharmaceutical Co., Ltd.	41,900	2,495
Toyota Motor Corp.	13,400	614
		11,862
Netherlands (4.7%)
Koninklijke Philips Electronics N.V.	21,469	571
Royal Dutch Shell plc ADR	54,749	3,594
Unilever N.V. CVA	19,511	1,387
Wolters Kluwer N.V. CVA	49,846	927
		6,479
New Zealand (0.9%)
Telecom Corp. of New Zealand Ltd.	305,975	1,275

1

South Korea (0.9%)
SK Telecom Co., Ltd. ADR		53,885	1,177
Spain (1.9%)
Banco Bilbao Vizcaya Argentaria S.A.		79,581	1,395
Telefonica S.A.		76,760	1,257
			2,652
Switzerland (5.5%)
Nestle S.A. (Registered)		9,790	2,867
Novartis AG (Registered)		37,132	1,883
Syngenta AG	(a)	12,976	1,359
UBS AG (Registered)		17,512	1,488
			7,597
Taiwan (0.7%)
Chunghwa Telecom Co., Ltd. ADR		55,021	1,019
United Kingdom (17.9%)
Amvescap plc		104,984	681
BAA plc		76,601	843
Barclays plc		168,576	1,704
Cadbury Schweppes plc		241,507	2,436
Diageo plc		107,501	1,545
GlaxoSmithKline plc		148,083	3,766
Imperial Tobacco Group PLC		88,675	2,540
Reed Elsevier plc		250,245	2,315
Rentokil Initial plc		193,414	564
Rolls-Royce Group plc	(a)	343,051	2,260
Royal Bank of Scotland Group plc		73,358	2,082
Vodafone Group plc		892,479	2,322
WM Morrison Supermarkets plc		271,392	851
WPP Group PLC		70,953	722
			24,631
United States (37.6%)
Alcoa, Inc.		37,787	923
Altria Group, Inc.		43,726	3,223
American Electric Power Co., Inc.		38,112	1,513
American International Group, Inc.		12,295	762
BJ’s Wholesale Club, Inc.	(a)	37,926	1,054
Boeing Co.		56,702	3,853
Bristol-Myers Squibb Co.		69,755	1,678
ChevronTexaco Corp.		27,097	1,754
Citigroup, Inc.		121,989	5,553
Exxon Mobil Corp.		11,130	707
First Data Corp.		37,179	1,487
Freddie Mac		22,669	1,280
General Dynamics Corp.		5,972	714
Georgia-Pacific Corp.		25,868	881
Hewlett-Packard Co.		69,902	2,041
International Business Machines Corp.		39,004	3,129
McDonald’s Corp.		49,044	1,643
Mellon Financial Corp.		50,490	1,614
Merrill Lynch & Co., Inc.		28,102	1,724
New York Times Co. (The), Class A		20,955	623
Northrop Grumman Corp.		20,753	1,128
Pfizer, Inc.		77,058	1,924
Prudential Financial, Inc.		12,798	865
SBC Communications, Inc.		28,703	688
Schering-Plough Corp.		98,884	2,082
St. Paul Travelers Cos., Inc. (The)		38,472	1,726
Verizon Communications, Inc.		41,860	1,368
Viacom, Inc., Class B		37,927	1,252
Wyeth		66,673	3,085

2

Xerox Corp.	(a)	100,050	1,366
			51,640
Total Common Stocks (Cost $112,890)			133,149

		Face
		Amount
		(000)
Short-Term Investment (3.1%)
Repurchase Agreement (3.1%)
J.P. Morgan Securities, Inc., 3.70%, dated 9/30/05, due 10/3/05, repurchase price $4,278 (Cost $4,277)	(b)	$4,277	4,277
Total Investments+ (99.9%) (Cost $117,167)			137,426
Other Assets in Excess of Liabilities (0.1%)			132
Net Assets (100%)			$137,558

(a)	Non-income producing security.
(b)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $633,510,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corporation: 0.00% to 4.20%, due 12/1/05 to 5/27/11; Federal National Mortgage Association: 0.00% to 5.50%, due 10/7/05 to 1/12/15; Federal Farm Credit Bank: 0.00% to 5.50%, due 10/7/05 to 8/17/20; Federal Home Loan Bank: 0.00% to 5.375%, due 3/28/06 to 8/15/19; and Tennessee Valley Authority: 4.375% to 7.125%, due 11/13/08 to 1/15/38, which had a total value of $646,181,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen
RNC	Non-Convertible Savings Shares
+

At September 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $117,167,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $20,259,000 of which $23,151,000 related to appreciated securities and $2,892,000 related to depreciated securities.

3

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
JPY	25,392	$224	10/3/05	USD	225	$225	$1

JPY	- Japanese Yen
USD	- U.S. Dollar

4

The Universal Institutional Funds, Inc.

International Magnum Portfolio

2005 Third Quarter Report

September 30, 2005 (unaudited)

Portfolio of Investments

		Shares	Value (000)
Common Stocks (88.4%)
Australia (2.8%)
AMP Ltd.		105,500	$599
Australia & New Zealand Banking Group Ltd.		13,640	250
BHP Billiton Ltd.		52,343	888
Coles Myer Ltd.		15,100	118
Gunns Ltd.		71,800	181
National Australia Bank Ltd.		10,930	275
Newcrest Mining Ltd.		18,400	294
Qantas Airways Ltd.		38,100	98
QBE Insurance Group Ltd.		21,250	303
Rio Tinto Ltd.		18,250	823
Westpac Banking Corp.		19,050	307
			4,136
Austria (0.8%)
Erste Bank der Oesterreichischen Sparkassen AG		6,726	360
Telekom Austria AG		39,003	776
			1,136
Belgium (1.1%)
AGFA-Gevaert N.V.		29,041	700
Fortis		9,328	270
Solvay S.A., Class A		5,454	634
			1,604
Hong Kong (2.7%)
BOC Hong Kong Holdings Ltd.		113,000	227
Cheung Kong Holdings Ltd.		24,000	271
Dah Sing Financial Holdings Ltd.		10,800	72
Esprit Holdings Ltd.		86,000	643
Great Eagle Holdings Co.		217,000	579
Henderson Land Development Co., Ltd.		148,000	739
Hutchison Whampoa Ltd.		26,000	269
Hysan Development Co., Ltd.		188,000	470
New World Development Ltd.		458,000	602
Sun Hung Kai Properties Ltd.		10,000	104
Techtronic Industries Co.		58,000	149
			4,125
Finland (0.7%)
Nokia Oyj		50,283	842
Sampo Oyj, Class A		17,013	270
			1,112
France (11.0%)
Atos Origin S.A.	(a)	8,160	577
AXA S.A.		43,892	1,205
BNP Paribas S.A.		33,875	2,575
Cap Gemini S.A.	(a)	7,968	310
Carrefour S.A.		11,441	527
France Telecom S.A.		95,225	2,733
France Telecom S.A.		95,225	7
Groupe Danone		2,944	317
Pernod-Ricard S.A.		3,119	551
Peugeot S.A.		6,375	433
Sanofi-Aventis		22,909	1,893
Schneider Electric S.A.		10,850	857
Societe Generale		6,632	757
Sodexho Alliance S.A.		17,280	652
Total S.A.		11,543	3,151
			16,545
Germany (6.6%)
Allianz AG (Registered)		14,038	1,896
Bayerische Motoren Werke AG		35,487	1,666
Commerzbank AG		19,300	527
Deutsche Bank AG (Registered)		8,422	788
Deutsche Telekom AG		40,873	744
Fresenius Medical Care AG		4,782	435
Gaz de France	(a)	19,606	656

1

Linde AG		4,485	330
Muenchener Rueckversicherungs AG (Registered)		5,975	682
Siemens AG (Registered)		23,911	1,842
Volkswagen AG		5,949	366
			9,932
Ireland (0.9%)
Bank of Ireland		34,650	548
Kerry Group plc, Class A		24,035	562
Smith & Nephew plc		24,807	208
			1,318
Italy (2.1%)
ENI S.p.A.		46,162	1,371
Telecom Italia S.p.A. RNC		313,302	872
UniCredito Italiano S.p.A.		151,836	856
			3,099
Japan (20.0%)
Amada Co., Ltd.		50,000	399
Canon, Inc.		17,000	918
Casio Computer Co., Ltd.		35,000	508
Dai Nippon Printing Co., Ltd.		30,000	484
Daicel Chemical Industries Ltd.		76,000	492
Daifuku Co., Ltd.		36,000	488
Daiichi Sankyo Co., Ltd.	(a)	26,000	533
Daikin Industries Ltd.		22,700	608
Denki Kagaku Kogyo KK		108,000	389
East Japan Railway Co.		82	468
FamilyMart Co., Ltd.		18,000	541
Fuji Machine Manufacturing Co., Ltd.		12,300	147
Fuji Photo Film Co., Ltd.		17,300	570
Fujitec Co., Ltd.		18,000	101
Fujitsu Ltd.		108,000	712
Furukawa Electric Co., Ltd.	(a)	96,000	486
Hitachi Capital Corp.		23,400	492
Hitachi High-Technologies Corp.		7,600	135
Hitachi Ltd.		98,000	621
House Foods Corp.		16,200	247
Kaneka Corp.		56,000	731
Kurita Water Industries Ltd.		28,200	512
Kyocera Corp.		7,800	543
Kyudenko Corp.		17,000	120
Lintec Corp.		15,200	225
Maeda Road Construction Co., Ltd.		11,000	83
Matsushita Electric Industrial Co., Ltd.		54,000	915
Minebea Co., Ltd.		62,000	256
Mitsubishi Chemical Corp.		127,000	421
Mitsubishi Corp.		50,900	1,004
Mitsubishi Estate Co., Ltd.		32,000	439
Mitsubishi Heavy Industries Ltd.		162,000	574
Mitsubishi Logistics Corp.		6,000	71
Mitsumi Electric Co., Ltd.		23,000	233
Nagase & Co., Ltd.		23,000	269
NEC Corp.		110,000	596
Nifco, Inc.		18,000	305
Nintendo Co., Ltd.		6,300	735
Nippon Meat Packers, Inc.		25,000	270
Nippon Sheet Glass Co., Ltd.		33,000	149
Nippon Telegraph & Telephone Corp.		92	452
Nissan Motor Co., Ltd.		83,000	948
Nissha Printing Co., Ltd.		8,000	163
Nisshinbo Industries, Inc.		32,000	277
Obayashi Corp.		68,000	470
Ono Pharmaceutical Co., Ltd.		10,800	503
Ricoh Co., Ltd.		40,000	625
Rinnai Corp.		8,400	193
Rohm Co., Ltd.		3,600	312
Ryosan Co., Ltd.		11,700	305
Sanki Engineering Co., Ltd.		6,000	56
Sanwa Shutter Corp.		47,000	282
Sekisui Chemical Co., Ltd.		65,000	463
Sekisui House Ltd.		39,000	478
Shin-Etsu Polymer Co., Ltd.		30,000	289
Sony Corp.		14,400	473
Suzuki Motor Corp.		28,200	522
TDK Corp.		7,700	549
Teijin Ltd.		74,000	432
Toho Co., Ltd.		8,900	141

2

Tokyo Electric Power Co., Inc.		16,500	417
Toshiba Corp.		163,000	718
Toyo INK MFG Co., Ltd.		35,000	155
Toyota Motor Corp.		22,700	1,040
Tsubakimoto Chain Co.		60,000	339
Yamaha Corp.		28,200	488
Yamaha Motor Co., Ltd.		21,700	448
Yamanouchi Pharmaceutical Co., Ltd.		17,300	651
			29,979
Netherlands (5.9%)
ASML Holding N.V.	(a)	44,159	725
ING Groep N.V. CVA		30,010	894
Koninklijke Ahold N.V.	(a)	69,987	529
Royal KPN N.V.		85,742	769
Royal Numico N.V.	(a)	9,524	417
TPG N.V.		41,956	1,042
Unilever N.V. CVA		19,576	1,392
VNU N.V.		22,120	695
Wolters Kluwer N.V. CVA		126,951	2,362
			8,825
Poland (0.8%)
Bank Pekao S.A.		11,509	635
Telekomunikacja Polska S.A.		80,486	627
			1,262
Singapore (1.4%)
CapitaCommercial Trust REIT		53,200	47
CapitaLand Ltd.		266,000	493
City Developments Ltd.		70,000	385
Oversea-Chinese Banking Corp.		69,600	257
SembCorp Industries Ltd.		133,480	237
Singapore Airlines Ltd.		62,000	425
Venture Corp., Ltd.		24,000	206
			2,050
South Africa (0.3%)
Anglo American plc		15,146	451
Spain (3.4%)
Altadis S.A.		21,801	977
Banco Bilbao Vizcaya Argentaria S.A.		107,454	1,885
Banco Santander Central Hispano S.A.		130,791	1,718
Telefonica S.A.		30,246	495
			5,075
Sweden (1.4%)
Atlas Copco AB, Class A		18,507	358
ForeningsSparbanken AB		27,837	673
Nordea Bank AB		31,773	318
Sandvik AB		14,501	721
			2,070
Switzerland (6.7%)
Ciba Speciality Chemicals AG (Registered)		7,469	441
Compagnie Financiere Richemont AG, Class A		15,786	625
Credit Suisse Group (Registered)		8,923	395
Nestle S.A. (Registered)		6,215	1,820
Novartis AG (Registered)		65,630	3,329
Roche Holding AG		5,513	766
Schindler Holding AG (Registered)		314	125
Swiss Reinsurance (Registered)		17,236	1,132
UBS AG (Registered)		16,100	1,368
			10,001
United Kingdom (19.8%)
ARM Holdings plc		87,894	182
AstraZeneca plc		32,982	1,533
BG Group plc		21,656	205
BOC Group plc		40,813	830
BP plc		146,794	1,744
Bunzl plc		49,511	496
Cadbury Schweppes plc		188,418	1,901
Carnival plc		3,768	195
Diageo plc		22,950	330
GlaxoSmithKline plc		129,025	3,282
Hays plc		241,007	522
HSBC Holdings plc		42,074	680
International Power plc	(a)	156,947	688
Lloyds TSB Group plc		30,317	250
Man Group plc		20,131	588
National Grid plc		24,377	229
O2 plc	(a)	215,581	600

3

Prudential plc	78,385	711
Reckitt Benckiser plc	16,693	508
Reed Elsevier plc	49,494	458
Rexam plc	58,005	526
Rolls-Royce Group plc	44,120	291
Royal Bank of Scotland Group plc	67,790	1,924
Royal Dutch Shell plc, Class A	67,330	2,223
Royal Dutch Shell plc, Class B	57,938	2,001
Scottish & Southern Energy plc	19,396	352
Smiths Group plc	15,798	267
Standard Chartered plc	27,201	587
Tesco plc	67,298	367
Vodafone Group plc	1,099,787	2,861
William Hill plc	26,881	276
WM Morrison Supermarkets plc	670,753	2,103
		29,710
Total Common Stocks (Cost $110,515)		132,430

		Face
		Amount
		(000)
Short-Term Investments (7.7%)
Repurchase Agreement (7.7%)
J.P. Morgan Securities, Inc., 3.70%, dated 9/30/05, due 10/3/05, repurchase price $11,584 (Cost $11,580)	(b)	$11,580	11,580
Total Investments+ (96.1%) (Cost $122,095)			144,010
Other Assets in Excess of Liabilities (3.9%)			5,856
Net Assets (100%)			$149,866

(a)	Non-income producing security.
(b)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $633,510,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corporation: 0.00% to 4.20%, due 12/1/05 to 5/27/11; Federal National Mortgage Association: 0.00% to 5.50%, due 10/7/05 to 1/12/15; Federal Farm Credit Bank: 0.00% to 5.50%, due 10/7/05 to 8/17/20; Federal Home Loan Bank: 0.00% to 5.375%, due 3/28/06 to 8/15/19; and Tennessee Valley Authority: 4.375% to 7.125%, due 11/13/08 to 1/15/38, which had a total value of $646,181,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust
RNC	Non-Convertible Savings Shares
+

At September 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $122,095,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $21,915,000 of which $24,226,000 related to appreciated securities and $2,311,000 related to depreciated securities.

4

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
							Unrealized
Currency to							Appreciation
Deliver		Value	Settlement	In Exchange For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	223	$268	10/4/05	USD	269	$269	$1
EUR	5,085	6,135	12/15/05	USD	6,262	6,262	127
EUR	363	438	12/15/05	USD	448	448	10
EUR	1,692	2,042	12/15/05	USD	2,086	2,086	44
EUR	364	439	12/15/05	USD	449	449	10
GBP	79	140	10/4/05	USD	140	140	— @
GBP	1,990	3,506	12/15/05	USD	3,618	3,618	112
GBP	494	870	12/15/05	USD	897	898	28
GBP	475	838	12/15/05	USD	865	865	27
JPY	296,939	2,638	12/15/05	USD	2,707	2,707	69
JPY	117,112	1,040	12/15/05	USD	1,069	1,069	29
USD	3,166	3,166	12/15/05	AUD	4,137	3,145	(21)
USD	844	844	12/15/05	AUD	1,102	838	(6)
USD	79	79	12/15/05	AUD	104	79	— @
USD	199	199	10/3/05	EUR	165	198	(1)
USD	1,937	1,937	12/15/05	EUR	1,570	1,894	(43)
USD	5,155	5,155	12/15/05	EUR	4,183	5,047	(108)
USD	6,227	6,227	12/15/05	GBP	3,425	6,035	(192)
USD	7,026	7,026	12/15/05	GBP	3,864	6,808	(218)
USD	315	315	12/15/05	GBP	173	305	(10)
USD	312	312	12/15/05	GBP	171	302	(10)
USD	1,397	1,397	12/15/05	JPY	153,181	1,361	(36)
USD	779	779	12/15/05	JPY	85,357	758	(21)
USD	1,769	1,769	12/15/05	JPY	194,006	1,723	(46)
USD	3,296	3,296	12/15/05	JPY	361,812	3,213	(83)
USD	167	167	12/15/05	JPY	18,385	163	(4)
		$51,022				$50,680	$(342)

AUD	- Australian Dollar
EUR	- Euro
GBP	- British Pound
JPY	- Japanese Yen
USD	- U.S. Dollar

5

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
				Appreciation
	Number of		Expiration	(Depreciation)
	Contracts	Value (000)	Date	(000)
Long:
DJ Euro Stoxx 50 (Germany)	115	$4,750	Dec-05	$119

FTSE 100 Index (United Kingdom)	24	2,322	Dec-05	33

Hang Seng Index (Hong Kong)	3	299	Oct-05	2

SPI 200 Index (Australia)	13	1,149	Dec-05	34

TOPIX Index (Japan)	65	8,066	Dec-05	762
				$950

6

The Universal Institutional Funds, Inc.

U.S. Real Estate Portfolio

2005 Third Quarter Report

September 30, 2005 (unaudited)

Portfolio of Investments

		Shares	Value (000)
Common Stocks (97.6%)
Diversified (3.6%)
Forest City Enterprises, Inc., Class A		450,270	$17,155
Vornado Realty Trust REIT		486,620	42,151
			59,306
Health Care (3.9%)
Health Care Property Investors, Inc. REIT		484,040	13,064
LTC Properties, Inc. REIT		123,800	2,625
Omega Healthcare Investors, Inc. REIT		671,550	9,348
Senior Housing Properties Trust REIT		1,626,700	30,907
Sunrise Senior Living REIT		1,100	13
Universal Health Reality Income Trust REIT		51,610	1,716
Ventas, Inc. REIT		112,545	3,624
Windrose Medical Properties Trust REIT		91,620	1,400
			62,697
Industrial (5.2%)
AMB Property Corp. REIT		997,320	44,780
Prologis REIT		877,065	38,863
			83,643
Lodging/Resorts (14.0%)
Hilton Hotels Corp.		3,158,744	70,503
Host Marriott Corp. REIT		3,895,665	65,837
Interstate Hotels & Resorts, Inc.	(a)	281,150	1,307
Legacy Hotels REIT		806,100	4,854
Lodgian, Inc.	(a)	248,400	2,546
Meristar Hospitality Corp. REIT	(a)	1,252,665	11,437
Starwood Hotels & Resorts Worldwide, Inc.		1,229,578	70,295
			226,779
Office (22.9%)
Arden Realty, Inc. REIT		978,390	40,280
Beacon Capital Partners, Inc. REIT	(a)(b)(c)	271,300	818
Boston Properties, Inc. REIT		1,106,315	78,438
Brandywine Realty Trust REIT		437,545	13,603
BRCP REIT LLC I	(b)	3,165,726	3,166
Brookfield Properties Corp.		2,558,525	75,400
Equity Office Properties Trust REIT		1,067,108	34,905
Highwood Properties, Inc. REIT		51,500	1,520
Kilroy Realty Corp. REIT		16,810	942
Liberty Property Trust		12,300	523
Mack-Cali Realty Corp. REIT		734,060	32,989
Prentiss Properties Trust REIT		311,540	12,648
PS Business Parks, Inc. REIT		340,025	15,573
Reckson Associates Realty Corp. REIT		718,195	24,814
SL Green Realty Corp. REIT		414,210	28,241
Trizec Properties, Inc. REIT		369,490	8,520
			372,380
Residential Apartments (17.5%)
American Campus Communities, Inc. REIT		221,630	5,324
AMLI Residential Properties Trust REIT		263,700	8,457
Apartment Investment & Management Co. REIT		130,140	5,047
Archstone-Smith Trust REIT		1,749,131	69,738
Atlantic Gulf Communities Corp.	(c)	261,572	—	@
AvalonBay Communities, Inc. REIT		933,555	80,006
BRE Properties, Inc. REIT		359,920	16,016
Equity Residential REIT		1,327,091	50,230
Essex Property Trust, Inc. REIT		266,150	23,953
Post Properties, Inc. REIT		675,830	25,175
			283,946
Residential Manufactured Homes (1.3%)
Equity Lifestyle Properties, Inc. REIT		458,530	20,634
Retail Regional Malls (14.4%)
General Growth Properties, Inc. REIT		470,285	21,130

1

Macerich Co. (The) REIT		718,220	46,641
Simon Property Group, Inc. REIT		1,974,727	146,367
Taubman Centers, Inc. REIT		620,142	19,658
			233,796
Retail Strip Centers (8.2%)
Acadia Realty Trust REIT		371,510	6,683
BPP Liquidating Trust	(c)	227,282	61
Cedar Shopping Centers, Inc. REIT		179,300	2,595
Developers Diversified Realty Corp. REIT		185,185	8,648
Federal Realty Investment Trust REIT		770,720	46,960
Heritage Property Investment Trust REIT		243,850	8,535
Kimco Realty Corp. REIT		137,400	4,317
Pan Pacific Retail Properties, Inc. REIT		49,770	3,280
Ramco-Gershenson Properties Trust REIT		51,200	1,495
Regency Centers Corp. REIT		880,455	50,582
			133,156
Self Storage (5.9%)
Public Storage, Inc. REIT		845,900	56,675
Shurgard Storage Centers, Inc. REIT		709,091	39,617
			96,292
Specialty (0.7%)
Capital Automotive REIT		20,800	805
Correctional Properties Trust REIT		186,650	5,489
Spirit Finance Corp. REIT		466,100	5,244
			11,538
Total Common Stocks (Cost $1,114,068)			1,584,167
Preferred Stocks (0.0%)
Residential Apartments (0.0%)
Atlantic Gulf Communities Corp. (Registered), Series B	(a)(b)(c)	79,420	—	@
Atlantic Gulf Communities Corp., Series B	(a)(b)(c)	2,003	—	@
Atlantic Gulf Communities Corp., Series B (Convertible)	(a)(c)	57,048	—	@
Total Preferred Stocks (Cost $1,488)			—	@

		Face
		Amount
		(000)
Short-Term Investment (2.1%)
Repurchase Agreement (2.1%)
J.P. Morgan Securities, Inc., 3.70%, dated 9/30/05, due 10/3/05, repurchase price $34,753 (Cost $34,742)	(d)	$34,742	34,742
Total Investments+ (99.7%) (Cost $1,150,298)			1,618,909
Other Assets in Excess of Liabilities (0.3%)			5,050
Net Assets (100%)			$1,623,959

(a)	Non-income producing security.
(b)

Restricted security not registered under the Securities Act of 1933. Beacon Capital Partners, Inc. REIT was acquired 3/98 and has a current cost basis of $818,000. Atlantic Gulf Communities Corp., Series B Preferred was acquired 6/97 and has a current cost basis of $20,000. Atlantic Gulf Communities Corp. (Registered), Series B Preferred was acquired 2/00 as has a current cost basis of $794,000. BRCP REIT Realty LLC I was acquired 5/03 - 8/05 and has a current cost basis of $3,166,000. At September 30, 2005, these securities had an aggregate market value of $3,984,000, representing 0.2% of net assets.

(c)	Security was valued at fair value — At September 30, 2005, the Portfolio held $879,000 of fair valued securities, representing 0.05% of net assets.
(d)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $633,510,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corporation: 0.00% to 4.20%, due 12/1/05 to 5/27/11; Federal National Mortgage Association: 0.00% to 5.50%, due 10/7/05 to 1/12/15; Federal Farm Credit Bank: 0.00% to 5.50%, due 10/7/05 to 8/17/20; Federal Home Loan Bank: 0.00% to 5.375%, due 3/28/06 to 8/15/19; and Tennessee Valley Authority: 4.375% to 7.125%, due 11/13/08 to 1/15/38, which had a total value of $646,181,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

@	Face Amount/Value is less than $500.
REIT	Real Estate Investment Trust
+

At September 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $1,150,298,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $468,611,000 of which $472,610,000 related to appreciated securities and $3,999,000 related to depreciated securities.

2

The Universal Institutional Funds, Inc.

Core Plus Fixed Income Portfolio

2005 Third Quarter Report

September 30, 2005 (unaudited)

Portfolio of Investments

		Face Amount (000)	Value (000)
Fixed Income Securities (110.0%)
Agency Adjustable Rate Mortgages (0.4%)
Government National Mortgage Association, Adjustable Rate Mortgages
3.75%, 7/20/25 - 9/20/27		$145	$147
4.125%, 12/20/25 - 11/20/27		65	66
4.375%, 1/20/25 - 2/20/28		1,064	1,075
			1,288
Agency Fixed Rate Mortgages (26.2%)
Federal Home Loan Mortgage Corporation,
Conventional Pools
10.00%, 10/1/10		2	2
10.50%, 1/1/10 - 5/1/19		5	5
11.50%, 10/1/15 - 5/1/19		29	31
Gold Pools
5.50%, 4/1/14 - 5/1/20		9,750	9,905
6.50%, 10/1/29 - 9/1/32		418	431
7.00%, 3/1/32		16	17
7.50%, 6/1/20 - 11/1/32		3,473	3,685
8.00%, 8/1/30 - 1/1/31		112	119
8.50%, 1/1/29 - 8/1/30		151	165
9.50%, 12/1/22		14	15
10.00%, 6/1/17		16	17
October TBA
6.00%, 10/15/34	(a)	5,750	5,851
7.00%, 10/15/31	(a)	650	679
November TBA
5.00%, 11/15/18	(a)	2,950	2,940
Federal National Mortgage Association,
Conventional Pools
6.50%, 9/1/28 - 10/1/33		8,421	8,132
7.00%, 10/1/27 - 8/1/32		1,344	1,408
7.50%, 6/1/25 - 8/1/32		2,414	2,557
8.00%, 10/1/29 - 9/1/32		3,984	4,261
8.50%, 4/1/30 - 5/1/32		1,281	1,395
9.50%, 11/1/21 - 4/1/30		254	280
10.00%, 9/1/10 - 5/1/22		75	83
10.50%, 1/1/16 - 5/1/22		708	791
11.00%, 6/1/19 - 11/1/20		373	418
11.50%, 11/1/19		5	6
12.00%, 11/1/11		9	10
13.00%, 10/1/15		1	1
October TBA
5.00%, 10/25/19	(a)	3,150	3,142
7.00%, 10/25/34	(a)	28,050	29,365
November TBA
4.50%, 11/25/18	(a)	6,250	6,117
5.00%, 11/25/18	(a)	3,025	3,015

1

Government National Mortgage Association,
Various Pools
9.00%, 11/15/17 - 1/15/25		172	187
9.50%, 10/15/16 - 11/15/21		593	654
10.00%, 11/15/09 - 6/15/22		894	1,001
10.50%, 1/15/18 - 8/15/20		91	103
11.00%, 12/15/09 - 1/15/16		22	24
11.50%, 2/15/13 - 8/15/13		6	7
12.00%, 12/15/12 - 12/15/13		15	18
			86,837
Asset Backed Corporate (20.9%)
ACE Securities Corp.
3.94%, 7/25/35	(b)	2,130	2,131
American Express Credit Account Master Trust
3.878%, 11/16/09 - 12/15/09	(b)	4,325	4,335
Asset Backed Funding Certificates
3.91%, 1/25/35	(b)	947	948
4.02%, 6/25/25	(b)	441	441
Bank One Issuance Trust
3.59%, 5/17/10		2,000	1,966
Bear Stearns Asset Backed Securities, Inc.
3.95%, 8/25/35	(b)	1,224	1,225
4.03%, 9/25/34	(b)	836	837
Capital Auto Receivables Asset Trust
1.44%, 2/15/07		248	247
3.35%, 2/15/08		975	962
3.848%, 1/15/08	(b)	1,200	1,202
Carrington Mortgage Loan Trust
3.91%, 6/25/35	(b)	1,056	1,056
3.96%, 1/25/35	(b)	1,057	1,058
3.98%, 9/25/35	(b)	1,734	1,735
3.984%, 10/25/35	(b)	2,150	2,150
Citibank Credit Card Issuance Trust
6.875%, 11/16/09		1,730	1,813
Equifirst Mortgage Loan Trust
3.89%, 4/25/35	(b)	1,170	1,171
First Franklin Mtg Loan Asset Backed Certificates
3.93%, 7/25/35	(b)	1,649	1,650
3.95%, 10/25/35	(b)	1,650	1,650
GE Capital Credit Card Master Note Trust
3.808%, 9/15/10	(b)	1,350	1,352
GE Dealer Floorplan Master Note Trust
3.846%, 7/20/08	(b)	1,250	1,251
GSAMP Trust
3.92%, 4/25/35	(b)	784	785
3.97%, 12/25/34	(b)	742	742
Honda Auto Receivables Owner Trust
2.52%, 2/15/07		786	784
JP Morgan Chase Commercial Mortgage Securities Corp.
3.942%, 4/16/19	(b)(c)	1,254	1,256
Long Beach Mortgage Loan Trust
3.91%, 4/25/35	(b)	1,251	1,252
3.97%, 2/25/35	(b)	944	945
Mastr Asset Backed Securities Trust
3.92%, 3/25/35	(b)	895	895
MBNA Credit Card Master Note Trust
3.908%, 2/16/10	(b)	1,800	1,806
MBNA Master Credit Card Trust USA
5.90%, 8/15/11		400	417
7.00%, 2/15/12		1,350	1,468
7.80%, 10/15/12		1,400	1,590

2

Merrill Auto Trust Securitization
3.84%, 4/25/08	(b)	2,250	2,252
Merrill Lynch Mortgage Investors, Inc.
3.93%, 9/25/35	(b)	561	562
4.03%, 8/25/35	(b)	357	357
New Century Home Equity Loan Trust
3.97%, 2/25/35	(b)	498	498
4.01%, 8/25/34	(b)	253	253
Novastar Home Equity Loan
3.95%, 6/25/35	(b)	2,511	2,513
Option One Mortgage Loan Trust
4.13%, 11/25/34	(b)	2,013	2,017
Ownit Mortgage Loan Asset Backed Certificates
3.94%, 3/25/36	(b)	959	960
Park Place Securities, Inc.
3.91%, 6/25/35	(b)	1,354	1,355
Residential Asset Mortgage Products, Inc.
3.94%, 1/25/35	(b)	819	820
Residential Asset Securities Corp.
3.99%, 10/25/22	(b)	531	531
4.00%, 7/25/21	(b)	224	224
Saxon Asset Securities Trust
3.94%, 5/25/35	(b)	577	577
SLM Student Loan Trust
3.67%, 10/25/12	(b)	2,300	2,295
3.69%, 1/25/13	(b)	845	846
Specialty Underwriting & Residential Finance
3.94%, 12/25/35	(b)	986	987
3.96%, 6/25/36	(b)	2,325	2,325
Structured Asset Investment Loan Trust
3.93%, 7/25/35	(b)	2,112	2,113
Terwin Mortgage Trust
3.95%, 7/25/35	(b)(c)	1,395	1,396
4.22%, 11/25/35	(b)	875	877
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14		375	375
USAA Auto Owner Trust
2.41%, 2/15/07		233	232
Wachovia Auto Owner Trust
2.40%, 5/21/07		602	601
Wachovia Mortgage Loan Trust LLC
3.95%, 10/25/35	(b)	2,625	2,625
World Omni Auto Receivables Trust
2.58%, 7/12/07		504	503
			69,214
Collateralized Mortgage Obligations - Agency Collateral Series (0.7%)
Federal Home Loan Mortgage Corporation,
IO
5.00%, 9/15/14 - 6/15/17		5,030	418
6.00%, 5/1/31		871	158
6.50%, 4/1/28		764	147
7.50%, 12/1/29		56	12
8.00%, 1/1/28 - 6/1/31		100	23
IO, Inv Fl
4.182%, 3/15/32		503	42
4.232%, 3/15/32		382	32
4.782%, 10/15/29		51	2
IO
5.00%, 2/25/15		1,715	86

3

6.00%, 8/25/32 - 7/25/33		1,720	312
6.50%, 2/25/33 - 5/25/33		2,008	403
7.00%, 4/25/33		812	174
7.50%, 11/1/29		197	42
8.00%, 4/1/24 - 8/1/31		868	206
9.00%, 11/1/26		15	4
Federal National Mortgage Association,
IO, Inv Fl
3.761%, 2/17/31		322	23
4.17%, 12/25/27		24
4.27%, 12/25/29		123	4
4.37%, 10/25/28		194	10
4.811%, 3/18/30		54	2
Government National Mortgage Association,
IO, Inv FI, PAC
4.628%, 6/16/27		2,167	97
IO, Inv Fl
3.808%, 9/16/31		130	7
4.188%, 9/16/27		140	10
4.228%, 4/16/29		856	51
4.428%, 8/16/31		112	8
4.704%, 9/20/30		218	16
4.778%, 12/16/29		208	19
4.828%, 8/16/29		224	18
			2,326
Federal Agency (0.9%)
Federal Home Loan Mortgage Corporation
5.125%, 11/7/13		2,935	2,937
Finance (5.7%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(c)	1,175	1,259
American General Finance Corp.
4.625%, 5/15/09 - 9/1/10		300	297
Axa Financial, Inc.
6.50%, 4/1/08		140	146
CIT Group, Inc.
3.65%, 11/23/07		300	294
Citigroup, Inc.
5.625%, 8/27/12		1,035	1,077
6.00%, 2/21/12		155	165
Countrywide Home Loans, Inc.
3.25%, 5/21/08		645	621
EOP Operating LP
4.75%, 3/15/14		80	77
6.763%, 6/15/07		100	103
7.50%, 4/19/29		60	70
Farmers Exchange Capital
7.05%, 7/15/28	(c)	705	730
Farmers Insurance Exchange
8.625%, 5/1/24	(c)	250	299
General Electric Capital Corp.
4.25%, 12/1/10		280	275
6.75%, 3/15/32		535	631
Goldman Sachs Group, Inc.
5.25%, 10/15/13		485	490
Hartford Financial Services Group, Inc.
2.375%, 6/1/06		315	311
7.90%, 6/15/10		235	264

4

HSBC Finance Corp.
4.125%, 12/15/08		185	182
5.875%, 2/1/09		580	599
6.75%, 5/15/11		320	349
8.00%, 7/15/10		195	220
JPMorgan Chase & Co.
5.35%, 3/1/07		415	420
6.00%, 2/15/09		80	83
6.625%, 3/15/12		210	229
7.00%, 11/15/09		275	298
M&I Marshall & IIsley Bank
3.80%, 2/8/08		775	762
Mantis Reef Ltd.
4.692%, 11/14/08	(c)	630	622
Marsh & McLennan Cos., Inc.
5.875%, 8/1/33		775	704
MBNA Corp.
4.163%, 5/5/08	(b)	560	565
6.125%, 3/1/13		430	460
Nationwide Building Society
4.25%, 2/1/10	(c)	640	627
Platinum Underwriters Finance, Inc.
7.50%, 6/1/17	(c)	290	290
Platinum Underwriters Holdings Ltd.
6.371%, 11/16/07	(c)	370	373
Prudential Holdings LLC
7.245%, 12/18/23	(c)	160	192
Reckson Operating Partnership LP
5.15%, 1/15/11		290	288
Residential Capital Corp.
6.375%, 6/30/10	(c)	440	446
SLM Corp.
4.00%, 1/15/10		510	496
St. Paul Travelers Cos., Inc. (The)
5.01%, 8/16/07		490	491
Two-Rock Pass Through Trust
4.72%, 12/31/49	(b)(c)	375	373
Washington Mutual Bank FA
5.50%, 1/15/13		75	77
Washington Mutual, Inc.
8.25%, 4/1/10		520	584
World Financial Properties
6.91%, 9/1/13	(c)	1,149	1,220
Xlliac Global Funding
4.80%, 8/10/10	(c)	690	686
			18,745
Industrials (8.0%)
Abitibi-Consolidated, Inc.
8.55%, 8/1/10		305	312
8.85%, 8/1/30		825	747
Altria Group, Inc.
7.00%, 11/4/13		305	334
7.75%, 1/15/27		315	368
AmerisourceBergen Corp.
5.625%, 9/15/12	(c)	225	223
AT&T Corp.
9.75%, 11/15/31		590	750
BAE Systems 2001 Asset Trust LLC
6.664%, 9/15/13	(c)	626	671

5

Bowater Canada Finance Corp.
7.95%, 11/15/11			845	856
Brascan Corp.
7.125%, 6/15/12			375	416
Burlington Northern and Santa Fe Railway Co.
4.575%, 1/15/21			224	218
Caterpillar Financial Services Corp.
3.625%, 11/15/07			130	128
3.89%, 8/20/07	(b)		560	561
Clorox Co.
3.982%, 12/14/07	(b)		595	596
Comcast Cable Communications, Inc.
6.75%, 1/30/11			350	377
8.375%, 5/1/07			75	79
Consumers Energy Co.
4.00%, 5/15/10			195	188
4.80%, 2/17/09			275	274
5.375%, 4/15/13			80	81
Continental Airlines, Inc.
7.461%, 4/1/15			56	52
COX Communications, Inc.
4.625%, 1/15/10			335	328
DaimlerChrysler NA Holding Corp.
8.50%, 1/18/31			360	437
Deutsche Telekom International Finance BV
8.75%, 6/15/30			480	622
Echostar DBS Corp.
6.375%, 10/1/11			565	563
6.625%, 10/1/14			125	124
FBG Finance, Ltd.
5.125%, 6/15/15	(c)		480	472
FedEx Corp.
2.65%, 4/1/07			325	316
Ford Motor Credit Co.
7.25%, 10/25/11			225	214
7.375%, 10/28/09			495	479
France Telecom S.A.
8.50%, 3/1/31			445	598
General Motors Acceptance Corp.
6.875%, 9/15/11			695	633
8.00%, 11/1/31			760	665
General Motors Corp.
7.25%, 7/3/13		EUR	295	295
8.375%, 7/15/33		$880		691
HCA, Inc.
7.50%, 12/15/23			140	140
7.69%, 6/15/25			190	192
7.875%, 2/1/11			275	296
9.00%, 12/15/14			110	127
Health Net, Inc.
9.875%, 4/15/11			660	778
Hertz Corp.
7.40%, 3/1/11			120	116
7.625%, 8/15/07 - 6/1/12			370	360
Hyatt Equities LLC
6.875%, 6/15/07	(c)		380	388
ICI Wilmington, Inc.
4.375%, 12/1/08			230	226
Interpublic Group of Cos., Inc.
5.40%, 11/15/09			345	324

6

JC Penney Corp, Inc.
7.40%, 4/1/37		360	391
Kerr-McGee Corp.
5.875%, 9/15/06		95	96
Knight Ridder, Inc.
5.75%, 9/1/17		495	491
Lear Corp.
8.11%, 5/15/09		270	269
Lenfest Communications, Inc.
7.625%, 2/15/08		245	259
LG Electronics, Inc.
5.00%, 6/17/10	(c)	240	237
Ltd. Brands
6.95%, 3/1/33		290	283
Miller Brewing Co.
4.25%, 8/15/08	(c)	450	444
Mohawk Industries, Inc.
7.20%, 4/15/12		220	245
New Cingular Wireless Services, Inc.
8.75%, 3/1/31		215	291
News America Holdings, Inc.
7.75%, 2/1/24		140	161
Norfolk Southern Corp.
7.35%, 5/15/07		305	317
Northrop Grumman Corp.
4.079%, 11/16/06		305	304
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07		100	97
Pemex Project Funding Master Trust
7.375%, 12/15/14		465	517
8.625%, 2/1/22		660	809
9.125%, 10/13/10		180	211
Raytheon Co.
8.30%, 3/1/10		245	278
Sappi Papier Holding AG
6.75%, 6/15/12	(c)	260	265
Sealed Air Corp.
5.625%, 7/15/13	(c)	565	567
Sprint Capital Corp.
8.375%, 3/15/12		265	312
8.75%, 3/15/32		145	195
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 5/1/07		95	98
TCI Communications, Inc.
7.875%, 2/15/26		190	227
Telecom Italia Capital S.A.
4.00%, 1/15/10	(c)	625	601
Tenet Healthcare Corp.
7.375%, 2/1/13		365	348
Tyco International Group S.A.
5.80%, 8/1/06		145	146
Union Pacific Corp.
5.214%, 9/30/14	(c)	120	121
6.625%, 2/1/08		60	63
6.65%, 1/15/11		165	178
6.79%, 11/9/07		130	135
Verizon New England, Inc.
6.50%, 9/15/11		120	128

7

WellPoint, Inc.
3.75%, 12/14/07		175	172
4.25%, 12/15/09		165	162
WorldCom, Inc.
8.25%, 5/15/31	(e)	285	—	@
WPP Finance UK Corp.
5.875%, 6/15/14		335	347
			26,380
Metals (0.0%)
Glencore Nickel Property Ltd.
9.00%, 12/1/14	(d)	180	—	@
Mortgages - Other (3.8%)
Banc of America Funding Corp.
4.146%, 9/20/35	(b)	1,450	1,450
Countrywide Alternative Loan Trust
4.02%, 7/25/34	(b)	23	23
4.10%, 10/25/45		1,950	1,950
4.101%, 11/20/35	(b)	1,450	1,450
Federal National Mortgage Association
7.00%, 9/25/32		589	612
Harborview Mortgage Loan Trust
4.079%, 7/19/45	(b)	979	979
4.169%, 11/19/35	(b)	1,424	1,424
Indymac Index Mortgage Loan Trust
4.11%, 7/25/35	(b)	818	818
Merrill Lynch Mortgage Investors, Inc.
3.95%, 8/25/35	(b)	2,035	2,035
Thornburg Mortgage Securities Trust
3.98%, 6/25/44	(b)	241	242
Washington Mutual, Inc.
3.948%, 7/25/44	(b)	373	374
4.12%, 8/25/45	(b)	1,210	1,210
			12,567
Sovereign (0.3%)
United Mexican States
8.375%, 1/14/11		1,020	1,175
U.S. Treasury Securities (41.3%)
U.S. Treasury Bond
6.125%, 8/15/29		7,750	9,438
6.375%, 8/15/27		2,025	2,510
8.125%, 8/15/19		6,525	8,911
8.50%, 2/15/20		8,400	11,864
8.75%, 8/15/20		1,600	2,316
U.S. Treasury Notes
3.875%, 2/15/13		1,400	1,364
4.25%, 8/15/13		2,700	2,692
U.S. Treasury Strip, IO
4.18%, 5/15/11		3,900	3,091
4.52%, 5/15/16		5,500	3,422
4.62%, 8/15/18		1,700	945
4.64%, 2/15/19		10,000	5,417
4.65%, 5/15/19 - 8/15/19		20,000	10,594
4.66%, 2/15/22		4,750	2,217
4.67%, 11/15/19 - 5/15/22		28,580	13,972
4.68%, 5/15/20		12,675	6,446
4.69%, 8/15/20 - 2/15/21		18,225	9,029
4.71%, 5/15/21		33,630	16,255
4.72%, 11/15/21 - 2/15/23		18,625	8,594
4.73%, 11/15/22		1,950	876

8

PO
5/15/21 - 2/15/27		39,300	17,064
			137,017
Utilities (1.8%)
Arizona Public Service Co.
5.80%, 6/30/14		435	456
6.75%, 11/15/06		145	148
CC Funding Trust I
6.90%, 2/16/07		370	380
Cincinnati Gas & Electric
5.70%, 9/15/12		195	203
Consolidated Natural Gas Co.
5.00%, 12/1/14		310	306
6.25%, 11/1/11		425	452
Detroit Edison Co.
6.125%, 10/1/10		205	217
Entergy Gulf States, Inc.
3.60%, 6/1/08		195	187
4.27%, 12/1/09	(b)	260	261
Exelon Corp.
6.75%, 5/1/11		295	317
Monongahela Power Co.
5.00%, 10/1/06		210	210
Nevada Power Co.
9.00%, 8/15/13
Nisource Finance Corp.
4.393%, 11/23/09	(b)	300	302
7.625%, 11/15/05		310	311
Pacific Gas & Electric Co.
6.05%, 3/1/34		220	230
PSEG Energy Holdings LLC
7.75%, 4/16/07		320	329
8.625%, 2/15/08		155	163
Ras Laffan Liquefied Natural Gas Co., Ltd.
8.294%, 3/15/14	(c)	415	487
Sempra Energy
4.621%, 5/17/07		320	319
Texas Eastern Transmission LP
7.00%, 7/15/32		295	347
TXU Corp.
6.375%, 6/15/06		180	183
Wisconsin Electric Power
3.50%, 12/1/07		120	117
			5,925
Total Fixed Income Securities ($357,453)			364,411

Shares
Preferred Stock (0.1%)
Mortgages - Other (0.1%)
Home Ownership Funding Corp., 13.33% (Cost $512)	(c)	1,550	464

	Face
	Amount
	(000)
Short-Term Investments (8.1%)
Discount Notes (6.9%)
Federal Home Loan Bank
3.70%, 10/5/05 - 10/7/05	$13,000	12,994
Federal Home Loan Mortgage Corporation
3.75%, 10/18/05	5,000	4,991
Federal National Mortgage Association
3.75%, 10/14/05	5,000	4,993
		22,978

9

Repurchase Agreement (1.0%)
J.P. Morgan Securities, Inc., 3.70%, dated 9/30/05, due 10/3/05, repurchase price $3,398	(g)	3,397	3,397
U.S. Treasury Securities (0.2%)
U.S. Treasury Bills
3.61%, 1/12/06	(h)	500	495
Total Short-Term Investments (Cost $26,843)			26,870
Total Investments+ (118.2%) (Cost $384,808)			391,745
Liabilities in Excess of Other Assets (-18.2%)			(60,403)
Net Assets (100%)			$331,342

(a)	Security is subject to delayed delivery.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2005.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Security was valued at fair value — At September 30, 2005, the Portfolio held a fair valued security valued at less than $500, representing less than 0.05% of net assets.
(e)	Security is in default.
(g)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $633,510,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corporation: 0.00% to 4.20%, due 12/1/05 to 5/27/11; Federal National Mortgage Association: 0.00% to 5.50%, due 10/7/05 to 1/12/15; Federal Farm Credit Bank: 0.00% to 5.50%, due 10/7/05 to 8/17/20; Federal Home Loan Bank: 0.00% to 5.375%, due 3/28/06 to 8/15/19; and Tennessee Valley Authority: 4.375% to 7.125%, due 11/13/08 to 1/15/38, which had a total value of $646,181,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	A portion of the security was pledged to cover margin requirements for futures contracts.
@	Face Amount/Value is less than $500.
EUR	Euro
Inv Fl	Inverse Floating Rate Security — Interest rate fluctuates with an inverse relationship to an associated interest rate. The rates shown are those in effect on September 30, 2005.
IO	Interest Only
PAC	Planned Amortization Class
PO	Principal Only
TBA	To Be Announced
+

At September 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $384,808,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $6,937,000 of which $10,721,000 related to appreciated securities and $3,784,000 related to depreciated securities.

10

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
EUR	258	$311	10/26/05	USD	314	$314	$3

USD -                U.S. Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury
10 yr. Note	299	$32,867	Dec-05	$(263)

U.S. Treasury
Long Bond	90	10,297	Dec-05	(116)

Short:

Eurex Euro Bund	2	295	Dec-05	2

U.S. Treasury
2 yr. Note	118	24,295	Dec-05	138

U.S. Treasury
5 yr. Note	299	31,951	Dec-05	347
				$108

11

The Universal Institutional Funds, Inc.

Technology Portfolio

2005 Third Quarter Report

September 30, 2005 (unaudited)

Portfolio of Investments

		Shares	Value (000)
Common Stocks (100.2%)
Biotechnology (0.6%)
Alexion Pharmaceuticals, Inc.	(a)	6,000	$166
Communications Equipment (15.6%)
AudioCodes Ltd.	(a)	11,200	123
Comverse Technology, Inc.	(a)	21,200	557
Corning, Inc.	(a)	49,700	961
Lucent Technologies, Inc.	(a)	61,200	199
Motorola, Inc.		11,700	258
Nortel Networks Corp.	(a)	54,200	177
Qualcomm, Inc.		39,752	1,779
Tellabs, Inc.	(a)	18,700	197
			4,251
Computers (Hardware) (11.0%)
Apple Computer, Inc.	(a)	10,840	581
Dell, Inc.	(a)	21,240	727
Emulex Corp.	(a)	12,200	247
International Business Machines Corp.		9,490	761
Juniper Networks, Inc.	(a)	20,231	481
Sun Microsystems, Inc.	(a)	48,500	190
			2,987
Computers (Networking) (4.1%)
Cisco Systems, Inc.	(a)	51,956	931
Network Appliance, Inc.	(a)	7,700	183
			1,114
Computers (Peripherals) (2.6%)
EMC Corp./Massachusetts		54630	707
Computers (Software/Services) (36.0%)
Adobe Systems, Inc.		6,694	200
Akamai Technologies, Inc.	(a)	20,100	321
Amdocs Ltd.	(a)	5,300	147
Check Point Software Technologies Ltd.	(a)	18,670	454
eBay, Inc.	(a)	6,050	249
Electronic Arts, Inc.	(a)	2,700	154
Expedia, Inc.	(a)	7,975	158
Google, Inc., Class A	(a)	1,290	408
Mercury Interactive Corp.	(a)	14,420	571
Microsoft Corp.		67,480	1,736
Monster Worldwide, Inc.	(a)	4,580	141
Netease.com ADR	(a)	7,290	656
Red Hat, Inc.	(a)	11,020	234
SAP AG ADR		3,240	140
Shanda Interactive Entertainment Ltd. ADR	(a)	8,500	230
Sina Corp.	(a)	18,990	522
Sonus Networks, Inc.	(a)	30,800	179
Symantec Corp.	(a)	81,399	1,844
Tom Online, Inc. ADR	(a)	5,600	110
VeriSign, Inc.	(a)	28,400	607
Yahoo!, Inc.	(a)	20,994	710
			9,771
Electronics (Defense) (0.5%)
Verint Systems, Inc.	(a)	3,570	146
Electronics (Semiconductors) (24.9%)
Advanced Micro Devices, Inc.	(a)	27,890	703
Altera Corp.	(a)	9,700	185
Analog Devices, Inc.		6,123	227
Broadcom Corp., Class A	(a)	7,721	362
Integrated Device Technology, Inc.	(a)	12,900	139
Intel Corp.		31,136	767

1

Kopin Corp.	(a)	19,190	133
Linear Technology Corp.		12,525	471
Marvell Technology Group Ltd.	(a)	18,400	848
Maxim Integrated Products, Inc.		10,850	463
Micron Technology, Inc.	(a)	21,880	291
National Semiconductor Corp.		17,300	455
PMC-Sierra, Inc.	(a)	39,600	349
Texas Instruments, Inc.		27,511	933
Xilinx, Inc.		15,362	428
			6,754
Equipment (Semiconductors) (2.8%)
Applied Materials, Inc.		7,895	134
Cymer, Inc.	(a)	5,600	176
KLA-Tencor Corp.		3,592	175
Lam Research Corp.	(a)	4,950	151
Novellus Systems, Inc.	(a)	5,197	130
			766
Retail (Home Shopping) (0.9%)
Amazon.Com, Inc.	(a)	5,580	253
Telephone (Long Distance) (1.2%)
Covad Communications Group, Inc.	(a)	477	—	@
Sprint Nextel Corp.		13,649	325
			325
Total Common Stocks (Cost $24,336)			27,240

		Face
		Amount
		(000)
Short-Term Investment (0.1%)
Repurchase Agreement (0.1%)
J.P. Morgan Securities, Inc., 3.70%, dated 9/30/05, due 10/3/05, repurchase price $29 (Cost $29)	(b)	$29	29
Total Investments+ (100.3%) (Cost $24,365)			27,269
Liabilities in Excess of Other Assets (-0.3%)			(93)
Net Assets (100%)			$27,176

(a)	Non-income producing security.
(b)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $633,510,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corporation: 0.00% to 4.20%, due 12/1/05 to 5/27/11; Federal National Mortgage Association: 0.00% to 5.50%, due 10/7/05 to 1/12/15; Federal Farm Credit Bank: 0.00% to 5.50%, due 10/7/05 to 8/17/20; Federal Home Loan Bank: 0.00% to 5.375%, due 3/28/06 to 8/15/19; and Tennessee Valley Authority: 4.375% to 7.125%, due 11/13/08 to 1/15/38, which had a total value of $646,181,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

+

At September 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $24,365,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $2,904,000 of which $3,906,000 related to appreciated securities and $1,002,000 related to depreciated securities.

2

The Universal Institutional Funds, Inc.

Mid Cap Growth Portfolio

2005 Third Quarter Report

September 30, 2005 (unaudited)

Portfolio of Investments

		Shares	Value (000)
Common Stocks (98.1%)
Advertising Agencies (7.7%)
Getty Images, Inc.	(a)	55,924	$4,812
Lamar Advertising Co., Class A	(a)	45,178	2,049
Monster Worldwide, Inc.	(a)	120,900	3,713
			10,574
Air Transport (2.4%)
Expeditors International Washington, Inc.		59,800	3,395
Building: Cement (1.1%)
Rinker Group Ltd. ADR		23,400	1,488
Casinos & Gambling (7.6%)
International Game Technology		144,900	3,912
Penn National Gaming, Inc.	(a)	48,400	1,506
Station Casinos, Inc.		44,200	2,933
Wynn Resorts Ltd.	(a)	48,015	2,168
			10,519
Communications Technology (2.4%)
Crown Castle International Corp.	(a)	134,937	3,323
Computer Services, Software & Systems (6.0%)
Lexmark International, Inc., Class A	(a)	31,400	1,917
Netease.com ADR	(a)	15,000	1,350
Red Hat, Inc.	(a)	93,400	1,979
Salesforce.com, Inc.	(a)	95,300	2,203
Sina Corp.	(a)	29,800	820
			8,269
Computer Technology (0.6%)
Shanda Interactive Entertainment Ltd. ADR	(a)	32,200	871
Consumer Electronics (1.5%)
Activision, Inc.	(a)	104,433	2,136
Diversified (0.8%)
St. Joe Co. (The)		16,874	1,054
Diversified Financial Services (5.2%)
Brascan Corp., Class A		34,200	1,594
Calamos Asset Management, Inc., Class A		73,888	1,824
Chicago Mercantile Exchange Holdings, Inc.		11,060	3,730
			7,148
Drugs & Pharmaceuticals (1.1%)
Gen-Probe, Inc.	(a)	29,800	1,474
Education Services (3.0%)
Career Education Corp.	(a)	48,200	1,714
Strayer Education, Inc.		25,800	2,439
			4,153
Electronics: Semi-Conductors/Components (3.6%)
Freescale Semiconductor, Inc., Class A	(a)	51,200	1,198
Marvell Technology Group Ltd.	(a)	46,600	2,149
Tessera Technologies, Inc.	(a)	55,600	1,663
			5,010
Energy — Miscellaneous (8.5%)
Southwestern Energy Co.	(a)	43,449	3,189
Ultra Petroleum Corp.	(a)	149,840	8,523
			11,712
Entertainment (1.2%)
International Speedway Corp., Class A		32,000	1,679
Financial — Miscellaneous (1.0%)
Brown & Brown, Inc.		27,800	1,381
Health Care Facilities (0.9%)
DaVita, Inc.	(a)	27,800	1,281
Health Care Management Services (0.9%)
Patterson Cos., Inc.	(a)	29,740	1,190
Health Care Services (4.6%)
Dade Behring Holdings, Inc.		85,900	3,149
Stericycle, Inc.	(a)	55,906	3,195
			6,344

1

Homebuilding (3.3%)
Desarrolladora Homex S.A. de CV ADR	(a)	62,150	1,909
NVR, Inc.	(a)	3,014	2,667
			4,576
Hotel/Motel (0.9%)
Gaylord Entertainment, Co.	(a)	26,400	1,258
Insurance: Property & Casualty (0.9%)
White Mountains Insurance Group Ltd.		2,013	1,216
Leisure Time (0.8%)
SCP Pool Corp.		33,500	1,170
Medical & Dental Instruments & Supplies (3.4%)
Inamed Corp.	(a)	28,100	2,127
Kinetic Concepts, Inc.	(a)	20,710	1,176
Techne Corp.	(a)	24,600	1,402
			4,705
Metals & Minerals — Miscellaneous (1.0%)
Cameco Corp.		25,800	1,380
Real Estate Investment Trusts (REIT) (1.0%)
CB Richard Ellis Group, Inc., Class A	(a)	29,500	1,451
Recreational Vehicles & Boats (1.4%)
Harley-Davidson, Inc.		39,500	1,913
Restaurants (2.3%)
Cheesecake Factory, Inc. (The)	(a)	41,350	1,292
P.F. Chang’s China Bistro, Inc.	(a)	41,040	1,840
			3,132
Retail (3.7%)
BJ’s Wholesale Club, Inc.	(a)	47,300	1,315
Chico’s FAS, Inc.	(a)	39,200	1,442
Expedia, Inc.	(a)	37,550	744
Tractor Supply Co.	(a)	36,606	1,671
			5,172
Securities Brokerage & Services (1.1%)
Ameritrade Holding Corp.	(a)	69,300	1,489
Services: Commercial (9.1%)
ChoicePoint, Inc.	(a)	30,090	1,299
Corporate Executive Board Co.		63,800	4,975
Iron Mountain, Inc.	(a)	90,908	3,336
ITT Educational Services, Inc.	(a)	35,600	1,757
Weight Watchers International, Inc.	(a)	23,100	1,192
			12,559
Tobacco (1.5%)
Loews Corp. - Carolina Group		51,500	2,041
Transportation — Miscellaneous (2.6%)
C.H. Robinson Worldwide, Inc.		55,127	3,535
Utilities: Gas Pipelines (1.3%)
Questar Corp.		20,400	1,798
Utilities: Telecommunications (3.7%)
NII Holdings, Inc.	(a)	60,320	5,094
Total Common Stocks (Cost $113,159)			135,490

		Face
		Amount
		(000)
Short-Term Investment (2.0%)
Repurchase Agreement (2.0%)
J.P. Morgan Securities, Inc., 3.70%, dated 9/30/05, due 10/3/05, repurchase price $2,709 (Cost $2,708)	(b)	$2,708	2,708
Total Investments+ (100.1%) (Cost $115,867)			138,198
Other Assets in Excess of Liabilities (-0.1%)			(165)
Net Assets (100%)			$138,033

(a)	Non-income producing security.
(b)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $633,510,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corporation: 0.00% to 4.20%, due 12/1/05 to 5/27/11; Federal National Mortgage Association: 0.00% to 5.50%, due 10/7/05 to 1/12/15; Federal Farm Credit Bank: 0.00% to 5.50%, due 10/7/05 to 8/17/20; Federal Home Loan Bank: 0.00% to 5.375%, due 3/28/06 to 8/15/19; and Tennessee Valley Authority: 4.375% to 7.125%, due 11/13/08 to 1/15/38, which had a  total value of $646,181,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

2

+

At September 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $115,867,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $22,331,000 of which $25,954,000 related to appreciated securities and $3,623,000 related to depreciated securities.

3

The Universal Institutional Funds, Inc.

U.S. Mid Cap Value Portfolio

2005 Third Quarter Report

September 30, 2005 (unaudited)

Portfolio of Investments

		Shares	Value (000)
Common Stocks (93.5%)
Aerospace & Defense (2.0%)
Goodrich Corp.		190,500	$8,447
Airlines (3.6%)
Southwest Airlines Co.		1,003,610	14,904
Biotechnology (5.8%)
Applera Corp. - Applied Biosystems Group		624,900	14,523
Chiron Corp.	(a)	222,960	9,725
			24,248
Building Products (1.2%)
York International Corp.		88,870	4,983
Capital Markets (10.6%)
AG Edwards, Inc.		173,790	7,614
Charles Schwab Corp. (The)		180,420	2,603
KKR Financial Corp. REIT		428,900	9,539
Lazard Ltd.		392,630	9,934
Northern Trust Corp.		199,110	10,065
Streettracks Gold Trust	(a)	94,700	4,424
			44,179
Chemicals (3.0%)
Albemarle Corp.		57,600	2,172
International Flavors & Fragrances, Inc.		296,440	10,565
			12,737
Commercial Services & Supplies (2.6%)
Manpower, Inc.		245,420	10,894
Construction & Engineering (2.2%)
Fluor Corp.		140,640	9,054
Containers & Packaging (1.9%)
Sealed Air Corp.	(a)	169,330	8,036
Diversified Telecommunication Services (4.0%)
CenturyTel, Inc.		278,950	9,758
Enterasys Networks, Inc.	(a)	88
New Skies Satellites Holdings Ltd.		172,900	3,639
PanAmSat Holding Corp.		137,520	3,328
			16,725
Electrical Equipment (0.9%)
Hubbell, Inc., Class B		79,270	3,720
Electronic Equipment & Instruments (1.8%)
Tech Data Corp.	(a)	211,160	7,752
Energy Equipment & Services (2.3%)
Cooper Cameron Corp.	(a)	131,950	9,755
Food Products (2.8%)
Tyson Foods, Inc., Class A		648,480	11,705
Health Care Equipment & Supplies (1.9%)
Bausch & Lomb, Inc.		99,500	8,028
Hotels Restaurants & Leisure (2.1%)
Outback Steakhouse, Inc.		235,110	8,605

1

Household Durables (3.9%)
Newell Rubbermaid, Inc.		338,560	7,668
Snap-On, Inc.		237,290	8,571
			16,239
Insurance (5.0%)
ACE Ltd.		215,570	10,147
Conseco, Inc.	(a)	516,010	10,893
			21,040
IT Services (1.7%)
BISYS Group, Inc. (The)	(a)	521,210	7,000
Media (7.7%)
Scholastic Corp.	(a)	378,360	13,984
Valassis Communications, Inc.	(a)	209,510	8,167
Warner Music Group Corp.	(a)	533,500	9,875
			32,026
Multi-Utilities & Unregulated Power (4.6%)
Constellation Energy Group, Inc.		181,880	11,204
Wisconsin Energy Corp.		197,230	7,873
			19,077
Multiline Retail (1.7%)
Dollar General Corp.		386,870	7,095
Oil & Gas (3.4%)
Amerada Hess Corp.		60,010	8,252
Valero Energy Corp.		52,990	5,991
			14,243
Pharmaceuticals (5.5%)
Mylan Laboratories, Inc.		402,960	7,761
Watson Pharmaceuticals, Inc.	(a)	415,900	15,226
			22,987
Specialty Retail (2.3%)
Office Depot, Inc.	(a)	318,690	9,465
Thrifts & Mortgage Finance (7.0%)
Hudson City Bancorp Inc.		625,160	7,440
PMI Group, Inc. (The)		299,230	11,930
Sovereign Bancorp, Inc.		455,410	10,037
			29,407
Tobacco (2.0%)
UST, Inc.		202,250	8,466
Total Common Stocks (Cost $346,294)			390,817

		Face
		Amount
		(000)
Short-Term Investment (6.7%)
Repurchase Agreement
J.P. Morgan Securities, Inc., 3.70%, dated 9/30/05, due 10/3/05, repurchase price $28,026 (Cost $28,017) (Cost $28,017)	(b)	$28,017	28,017
Total Investments+ (100.2%) (Cost $374,311)			418,834
Liabilities in Excess of Other Assets (-0.2%)			(865)
Net Assets (100%)			$417,969

(a)                                  Non-income producing security.

2

(b)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $633,510,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corporation: 0.00% to 4.20%, due 12/1/05 to 5/27/11; Federal National Mortgage Association: 0.00% to 5.50%, due 10/7/05 to 1/12/15; Federal Farm Credit Bank: 0.00% to 5.50%, due 10/7/05 to 8/17/20; Federal Home Loan Bank: 0.00% to 5.375%, due 3/28/06 to 8/15/19; and Tennessee Valley Authority: 4.375% to 7.125%, due 11/13/08 to 1/15/38, which had a total value of $646,181,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

REIT	Real Estate Investment Trust
+

At September 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $374,311,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $44,523,000 of which $51,002,000 related to appreciated securities and $6,479,000 related to depreciated securities.

3

The Universal Institutional Funds, Inc.

Value Portfolio

2005 Third Quarter Report

September 30, 2005 (unaudited)

Portfolio of Investments

			Value
		Shares	(000)
Common Stocks (96.4%)
Airlines (0.5%)
Southwest Airlines Co.		22,600	$336
Beverages (1.9%)
Anheuser-Busch Cos., Inc.		6,800	293
Coca-Cola Co. (The)		25,400	1,097
			1,390
Capital Markets (1.7%)
Bank of New York Co., Inc. (The)		18,000	529
Lehman Brothers Holdings, Inc.		1,300	151
Merrill Lynch & Co., Inc.		9,500	583
			1,263
Chemicals (3.4%)
Dow Chemical Co. (The)		15,800	658
E.I. du Pont de Nemours & Co.		34,900	1,367
Rohm & Haas Co.		11,400	469
			2,494
Commercial Banks (8.1%)
Bank of America Corp.		53,000	2,231
PNC Financial Services Group, Inc.		18,700	1,085
Sun Trust Banks, Inc.		1,900	132
Wachovia Corp.		18,313	872
Wells Fargo & Co.		28,900	1,693
			6,013
Communications Equipment (1.1%)
Cisco Systems, Inc.	(a)	23,200	416
Nokia Oyj ADR		15,300	259
Telefonaktiebolaget LM Ericsson ADR	(a)	4,300	158
			833
Computers & Peripherals (1.8%)
Dell, Inc.	(a)	16,100	551
Hewlett-Packard Co.		9,500	277
International Business Machines Corp.		4,000	321
Lexmark International, Inc., Class A	(a)	2,400	147
			1,296
Diversified Financial Services (3.8%)
Citigroup, Inc.		51,200	2,331
JPMorgan Chase & Co.		15,100	512
			2,843
Diversified Telecommunication Services (8.1%)
SBC Communications, Inc.		94,400	2,263
Sprint Nextel Corp.		66,900	1,591
Verizon Communications, Inc.		68,100	2,226
			6,080
Electric Utilities (2.0%)
American Electric Power Co., Inc.		15,400	611
FirstEnergy Corp.		16,800	876
			1,487
Electronic Equipment & Instruments (0.2%)
Flextronics International Ltd.	(a)	12,400	159
Energy Equipment & Services (0.5%)
GlobalSantaFe Corp.		2,200	100
Halliburton Co.		4,000	274
			374
Food & Staples Retailing (1.8%)
Wal-Mart Stores, Inc.		30,300	1,328

1

Food Products (3.7%)
Kraft Foods, Inc.		31,500	964
Unilever N.V. (NY Shares)		24,700	1,765
			2,729
Health Care Equipment & Supplies (0.3%)
Boston Scientific Corp.	(a)	10,400	243
Health Care Providers & Services (1.7%)
AmerisourceBergen Corp.		11,200	866
Cardinal Health, Inc.		6,800	431
			1,297
Household Products (2.4%)
Kimberly-Clark Corp.		30,900	1,839
Insurance (6.1%)
Aflac, Inc.		4,100	186
AMBAC Financial Group, Inc.		4,700	339
American International Group, Inc.		4,700	291
Assurant, Inc.		3,100	118
Berkshire Hathaway, Inc., Class B	(a)	100	273
Chubb Corp.		17,200	1,540
Genworth Financial, Inc.		6,500	210
Hartford Financial Services Group, Inc.		1,400	108
Metlife, Inc.		7,000	349
St. Paul Travelers Cos., Inc. (The)		9,720	436
Torchmark Corp.		13,200	697
			4,547
IT Services (1.4%)
Affiliated Computer Services, Inc., Class A	(a)	11,900	650
First Data Corp.		9,000	360
			1,010
Leisure Equipment & Products (0.6%)
Mattel, Inc.		25,100	419
Media (9.2%)
Clear Channel Communications, Inc.		53,300	1,753
Gannett Co., Inc.		4,000	275
Liberty Media Corp., Class A	(a)	109,800	884
Time Warner, Inc.		70,000	1,268
Tribune Co. Com New		8,000	271
Viacom, Inc., Class B		32,100	1,060
Walt Disney Co.		54,600	1,317
			6,828
Metals & Mining (1.8%)
Alcoa, Inc.		57,300	1,399
Multi-Utilities & Unregulated Power (1.9%)
Constellation Energy Group, Inc.		8,500	524
Dominion Resources, Inc.		6,400	551
Public Service Enterprise Group, Inc.		5,400	347
			1,422
Multiline Retail (0.7%)
Federated Department Stores, Inc.		7,872	526
Oil & Gas (1.0%)
Total S.A. ADR		5,600	761
Paper & Forest Products (6.0%)
Georgia-Pacific Corp.		63,100	2,149
International Paper Co.		76,175	2,270
			4,419
Pharmaceuticals (16.4%)
Bristol-Myers Squibb Co.		131,000	3,152
GlaxoSmithKline plc ADR		68,700	3,523
Pfizer, Inc.		44,600	1,114
Roche Holding AG ADR		23,200	1,618
Sanofi-Aventis ADR		16,600	690
Schering-Plough Corp.		54,600	1,149
Wyeth		21,800	1,009
			12,255
Semiconductors & Semiconductor Equipment (0.1%)
Intel Corp.		1,500	37
Novellus Systems, Inc.	(a)	1,800	45
			82

2

Software (0.7%)
Amdocs Ltd.	(a)	3,200	89
Check Point Software Technologies Ltd.	(a)	4,600	112
Microsoft Corp.		11,600	298
			499
Specialty Retail (0.4%)
Best Buy Co., Inc.		6,000	261
Textiles, Apparel & Luxury Goods (0.6%)
Jones Apparel Group, Inc.		16,402	467
Thrifts & Mortgage Finance (4.2%)
Fannie Mae		6,000	269
Freddie Mac		49,900	2,817
			3,086
Tobacco (2.3%)
Altria Group, Inc.		23,000	1,695
Total Common Stocks (Cost $66,845)			71,680

		Face
		Amount
		(000)
Short-Term Investment (13.3%)
Repurchase Agreement (13.3%)
J.P. Morgan Securities, Inc., 3.70%, dated 9/30/05, due 10/3/05 repurchase price $9,865 (Cost $9,862)	(b)	$9,862	9,862
Total Investments+ (109.7%) (Cost $76,707)			81,542
Liabilities in Excess of Other Assets (-9.7%)			(7,208)
Net Assets (100%)			$74,334

(a)	Non-income producing security
(b)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $633,510,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corporation: 0.00% to 4.20%, due 12/1/05 to 5/27/11; Federal National Mortgage Association: 0.00% to 5.50%, due 10/7/05 to 1/12/15; Federal Farm Credit Bank: 0.00% to 5.50%, due 10/7/05 to 8/17/20; Federal Home Loan Bank: 0.00% to 5.375%, due 3/28/06 to 8/15/19; and Tennessee Valley Authority: 4.375% to 7.125%, due 11/13/08 to 1/15/38, which had a total value of $646,181,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

+

At September 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $76,707,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $4,835,000 of which $7,552,000 related to appreciated securities and $2,717,000 related to depreciated securities.

ADR	American Depository Receipt

3

The Universal Institutional Funds, Inc.

Equity and Income Portfolio

2005 Third Quarter Report

September 30, 2005 (unaudited)

Portfolio of Investments

		Face
		Amount	Value
		(000)	(000)
Fixed Income Securities (26.2%)
Agency Fixed Rate Mortgages (1.1%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
6.50%, 2/1/26		$17	$18
7.00%, 10/15/31		250	261
7.50%, 2/1/31 - 4/1/32		91	96
8.00%, 6/1/31		18	19
Federal National Mortgage Association,
Conventional Pools:
6.50%, 7/1/32 - 8/1/32		425	438
7.50%, 10/1/30 - 1/1/31		62	65
8.00%, 2/1/30 - 5/1/31		69	74
8.50%, 12/1/30 - 5/1/32		59	64
9.50%, 4/1/30		51	56
Federal National Mortgage Association, October TBA
7.00%, 10/25/34	(a)	2,650	2,774
Government National Mortgage Association,
Various Pools:
10.50%, 1/15/18		17	19
			3,884
Asset Backed Corporate (1.5%)
Banc of America Securities Auto Trust
3.99%, 8/18/09		325	322
Capital Auto Receivables Asset Trust
3.35%, 2/15/08		100	99
4.05%, 7/15/09		300	298
Caterpillar Financial Asset Trust
3.90%, 2/25/09		225	223
CIT Equipment Collateral
3.50%, 9/20/08		100	98
CNH Equipment Trust
4.02%, 4/15/09		150	149
4.27%, 1/15/10		475	472
Daimler Chrysler Auto Trust
4.04%, 9/8/09		225	223
Ford Credit Auto Owner Trust
4.17%, 1/15/09		175	174
Harley-Davidson Motorcycle Trust
3.76%, 12/17/12		325	320
4.07%, 2/15/12		200	198
4.41%, 6/15/12		300	299

Honda Auto Receivables Owner Trust
3.87%, 4/20/09		250	247
3.93%, 1/15/09		150	149
Hyundai Auto Receivables Trust
3.98%, 11/16/09		200	198
Merrill Auto Trust Securitization
4.10%, 8/25/09		325	323
National City Auto Receivables Trust
2.88%, 5/15/11		225	218
Nissan Auto Receivables Owner Trust
3.99%, 7/15/09		300	298
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14		25	25
USAA Auto Owner Trust
3.16%, 2/17/09		250	247
3.58%, 2/15/11		250	246
3.90%, 7/15/09		200	198
Volkswagen Auto Lease Trust
3.82%, 5/20/08		175	174
Wachovia Auto Owner Trust
2.91%, 4/20/09		125	123
4.06%, 9/21/09		150	149
World Omni Auto Receivables Trust
3.29%, 11/12/08		100	99
			5,569
Federal Agency (0.7%)
Federal Home Loan Mortgage Corporation
2.375%, 2/15/07		1,275	1,242
5.125%, 11/7/13		70	70
Federal National Mortgage Association
6.625%, 10/15/07		1,150	1,200
			2,512
Finance (1.9%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(b)	325	348
American Express Co. (Convertible)
1.85%, 12/1/33	(c)	400	424
1.85%, 12/1/33	(b)(c)	615	652
American General Finance Corp.
4.625%, 5/15/09 - 9/1/10		215	213
AXA Financial, Inc.
6.50%, 4/1/08		40	42
Bank One Corp.
6.00%, 2/17/09		25	26
CIT Group, Inc.
3.65%, 11/23/07		40	39
4.75%, 8/15/08		100	100
7.375%, 4/2/07		35	36
Citigroup, Inc.
5.625%, 8/27/12		355	370
6.00%, 2/21/12		145	154
Conseco, Inc. (Convertible)
3.50%, 9/30/35	(b)(c)	706	724

Countrywide Home Loans, Inc.
3.25%, 5/21/08		145	140
4.00%, 3/22/11		10	10
EOP Operating LP
4.75%, 3/15/14		25	24
7.50%, 4/19/29		30	35
Farmers Exchange Capital
7.05%, 7/15/28	(b)	200	207
General Electric Capital Corp.
4.25%, 12/1/10		30	29
4.75%, 9/15/14		75	74
5.875%, 2/15/12		100	105
6.75%, 3/15/32		90	106
Goldman Sachs Group, Inc.
5.25%, 10/15/13		120	121
Household Finance Corp.
4.125%, 11/16/09		35	34
6.40%, 6/17/08		15	16
HSBC Finance Corp.
4.125%, 12/15/08		75	74
5.875%, 2/1/09		100	103
6.75%, 5/15/11		65	71
8.00%, 7/15/10		85	96
JPMorgan Chase & Co.
6.00%, 2/15/09		165	171
M&I Marshall & IIsley Bank
3.80%, 2/8/08		185	182
Marsh & McClennan Cos., Inc.
5.375%, 7/15/14		235	228
MBNA America Bank NA
7.125%, 11/15/12		30	34
MBNA Corp.
6.125%, 3/1/13		90	96
Nationwide Building Society
4.25%, 2/1/10	(b)	190	186
Platinum Underwriters Finance, Inc.
7.50%, 6/1/17	(b)	80	80
Platinum Underwriters Holdings Ltd.
6.371%, 11/16/07	(b)	115	116
Residential Capital Corp.
6.375%, 6/30/10	(b)	125	127
SLM Corp.
4.00%, 1/15/10		190	185
5.00%, 10/1/13		60	60
Sovereign Bank
4.00%, 2/1/08		100	99
St. Paul Travelers Cos., Inc. (The)
5.01%, 8/16/07		120	120
Washington Mutual, Inc.
8.25%, 4/1/10		110	124
World Financial Properties
6.91%, 9/1/13	(b)	364	386
Xlliac Global Funding
4.80%, 8/10/10	(b)	200	199
			6,766

Industrials (9.2%)
Advanced Micro Devices, Inc. (Convertible)
4.75%, 2/1/22	(d)	1,200	1,367
Allied Waste North America (Convertible)
4.25%, 4/15/34		322	284
Altria Group, Inc.
7.00%, 11/4/13		130	143
7.75%, 1/15/27		40	47
America West Airlines, Inc.
7.10%, 4/2/21		84	86
Amgen, Inc. (Convertible)
0.00%, 3/1/32		2,400	1,911
AMR Corp. (Convertible)
4.25%, 9/23/23		1,497	1,198
BAE Systems 2001 Asset Trust LLC
6.664%, 9/15/13	(b)	62	67
Baxter Finco BV
4.75%, 10/15/10		165	164
Brascan Corp.
7.125%, 6/15/12		105	116
Burlington Northern and Santa Fe Railway Co.
4.575%, 1/15/21		48	47
Calpine Corp. (Convertible)
4.75%, 11/15/23		327	180
Caterpillar Financial Services Corp.
3.625%, 11/15/07		165	162
Chiron Corp. (Convertible)
1.625%, 8/1/33		1,500	1,474
2.75%, 6/30/34		776	766
2.75%, 6/30/34	(b)	574	567
Comcast Corp.
6.75%, 1/30/11		120	129
Consumers Energy Co.
4.00%, 5/15/10		20	19
4.80%, 2/17/09		55	55
Cooper Industries, Inc.
5.25%, 7/1/07		50	50
COX Communications, Inc.
4.625%, 1/15/10		90	88
CVS Corp.
5.789%, 1/10/26	(b)	14	15
DaimlerChrysler NA Holding Corp.
8.50%, 1/18/31		45	55
Deutsche Telekom International Finance BV
8.75%, 6/15/30		125	162
EchoStar Communications Corp. (Convertible)
5.75%, 5/15/08		1,214	1,208
Edwards Lifesciences Corp. (Convertible)
3.875%, 5/15/33		1,200	1,226
El Paso Corp. (Convertible)
0.00%, 2/28/21		1,500	816

Enzon Pharmaceuticals, Inc. (Convertible)
4.50%, 7/1/08		1,000	913
FBG Finance, Ltd.
5.125%, 6/15/15	(b)	145	143
FedEx Corp.
2.65%, 4/1/07		25	24
7.25%, 2/15/11		10	11
Ford Motor Credit Co.
7.25%, 10/25/11		140	133
France Telecom S.A.
8.50%, 3/1/31		120	161
General Mills, Inc.
3.875%, 11/30/07		30	29
General Mills, Inc. (Convertible)
0.00%, 10/28/22		2,400	1,719
Halliburton Co. (Convertible)
3.125%, 7/15/23		1,080	2,034
Hyatt Equities LLC
6.875%, 6/15/07	(b)	110	112
ICI Wilmington, Inc.
4.375%, 12/1/08		40	39
International Game Technology (Convertible)
0.00%, 1/29/33		669	428
International Paper Co. (Convertible)
0.00%, 6/20/21		2,000	1,120
Knight Ridder, Inc.
5.75%, 9/1/17		145	144
L-3 Communications Corp. (Convertible)
3.00%, 8/1/35	(b)	1,002	1,030
LG Electronics, Inc.
5.00%, 6/17/10	(b)	70	69
Ltd. Brands
6.95%, 3/1/33		90	88
Manor Care, Inc. (Convertible)
2.125%, 8/1/35	(b)(c)	804	822
Marriott International, Inc.
7.00%, 1/15/08		55	58
7.875%, 9/15/09		140	155
Medimmune, Inc. (Convertible)
1.00%, 7/15/23		1,600	1,560
Medtronic, Inc. (Convertible)
1.25%, 9/15/21		1,600	1,606
Micron Technology, Inc. (Convertible)
2.50%, 2/1/10		1,110	1,307
Mohawk Industries, Inc.
7.20%, 4/15/12		50	56
New Cingular Wireless Services, Inc.
7.875%, 3/1/11		15	17
8.75%, 3/1/31		40	54
News America, Inc.
7.125%, 4/8/28		30	33
Norfolk Southern Corp.
7.35%, 5/15/07		75	78

Nortel Networks Corp. (Convertible)
4.25%, 9/1/08		1,278	1,209
Northrop Grumman Corp.
4.079%, 11/16/06		70	70
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07		20	19
Raytheon Co.
6.15%, 11/1/08		75	78
Red Hat, Inc. (Convertible)
0.50%, 1/15/24	(b)	246	247
Sealed Air Corp.
5.625%, 7/15/13	(b)	135	136
Sealed Air Corp. (Convertible)
3.00%, 6/30/33	(b)	800	773
Southwest Airlines Co.
5.496%, 11/1/06		40	40
Sprint Capital Corp.
8.75%, 3/15/32		25	34
Supervalu, Inc. (Convertible)
0.00%, 11/2/31		2,820	948
Telecom Italia Capital S.A.
4.00%, 1/15/10	(b)	150	144
4.00%, 11/15/08		15	15
Teradyne, Inc. (Convertible)
3.75%, 10/15/06		136	135
Teva Pharmaceutical Finance LLC (Convertible)
0.50%, 2/1/24		700	702
Textron Financial Corp.
4.125%, 3/3/08		65	64
Union Pacific Corp.
6.625%, 2/1/08		75	78
6.65%, 1/15/11		25	27
6.79%, 11/9/07		20	21
United Technologies Corp.
4.375%, 5/1/10		95	94
Valeant Pharmaceuticals International (Convertible)
4.00%, 11/15/13	(b)	312	284
Verizon New England, Inc.
6.50%, 9/15/11		20	21
Watson Pharmaceuticals, Inc. (Convertible)
1.75%, 3/15/23		1,650	1,685
WellPoint, Inc.
3.75%, 12/14/07		80	78
4.25%, 12/15/09		80	78
WPP Finance UK Corp.
5.875%, 6/15/14		55	57
			33,382
Media (0.3%)
Tribune Co. (Convertible)
2.00%, 5/15/29		13	1,047
			1,047

U.S. Treasury Securities (10.4%)
U.S. Treasury Bond
5.50%, 8/15/28		5	6
6.125%, 8/15/29		1,650	2,009
6.375%, 8/15/27		2,335	2,894
7.625%, 2/15/25		1,885	2,603
8.125%, 8/15/19		532	726
U.S. Treasury Notes
1.625%, 2/28/06		490	486
3.125%, 5/15/07		1,400	1,377
3.50%, 11/15/06		11,930	11,851
3.875%, 2/15/13		2,340	2,281
4.00%, 11/15/12		150	148
4.25%, 8/15/13		9,000	8,972
4.75%, 11/15/08		2,125	2,160
5.625%, 2/15/06		210	211
5.75%, 8/15/10		950	1,013
U.S. Treasury Strip, IO
4.74%, 2/15/25		450	182
U.S. Treasury Strip, PO
2/15/25-2/15/27		2000	791
			37,710
Utilities (1.1%)
Arizona Public Service Co.
5.80%, 6/30/14		80	84
6.75%, 11/15/06		45	46
Carolina Power & Light Co.
5.125%, 9/15/13		75	76
CC Funding Trust I
6.90%, 2/16/07		80	82
CenterPoint Energy, Inc. (Convertible)
2.00%, 9/15/29	(d)	43	1,514
Cincinnati Gas & Electric
5.70%, 9/15/12		70	73
Consolidated Natural Gas Co.
5.00%, 12/1/14		75	74
6.25%, 11/1/11		45	48
Detroit Edison Co.
6.125%, 10/1/10		10	10
Entergy Gulf States, Inc.
3.60%, 6/1/08		15	14
Exelon Corp.
6.75%, 5/1/11		30	32
FPL Group Capital, Inc.
3.25%, 4/11/06		116	115
Pacific Gas & Electric Co.
6.05%, 3/1/34		60	63
PG&E Corp. (Convertible)
9.50%, 6/30/10		140	414
Public Service Electricity & Gas Co.
5.00%, 1/1/13		20	20
Ras Laffan Liquefied Natural Gas Co., Ltd.
8.294%, 3/15/14	(b)	45	53
Reliant Energy, Inc. (Convertible)
5.00%, 8/15/10	(b)	529	922

Sempra Energy
4.621%, 5/17/07	80	80
South Carolina Electric & Gas
5.30%, 5/15/33	25	25
Texas Eastern Transmission LP
7.00%, 7/15/32	40	47
Wisconsin Electric Power
3.50%, 12/1/07	45	44
		3,836
Total Fixed Income Securities (Cost $93,326)		94,706

		Shares
Common Stocks (63.4%)
Aerospace & Defense (1.4%)
Northrop Grumman Corp.		48,440	2,633
Raytheon Co.		63,370	2,409
			5,042
Automobiles (0.7%)
Honda Motor Co., Ltd. ADR		86,230	2,449
Beverages (1.6%)
Coca-Cola Co. (The)		89,730	3,875
Diageo plc ADR		31,110	1,805
			5,680
Biotechnology (1.0%)
Applera Corp. - Applied Biosystems Group		38,180	887
Chiron Corp.	(e)	60,450	2,637
			3,524
Capital Markets (4.6%)
Charles Schwab Corp. (The)		237,370	3,425
Goldman Sachs Group, Inc.		12,550	1,526
Lehman Brothers Holdings, Inc.		32,480	3,783
Merrill Lynch & Co., Inc.		93,340	5,727
State Street Corp.		46,220	2,261
			16,722
Chemicals (2.2%)
Bayer AG ADR		149,230	5,492
Dow Chemical Co. (The)		52,940	2,206
Lanxess AG	(e)	11,482	342
			8,040
Commercial Banks (1.6%)
Bank of America Corp.		77,580	3,266
PNC Financial Services Group, Inc.		40,450	2,347
			5,613
Communications Equipment (1.0%)
Motorola, Inc.		166,510	3,678
Computers & Peripherals (1.1%)
Hewlett-Packard Co.		132,130	3,858
Consumer Finance (0.2%)
MBNA Corp.		27,450	676
Diversified Financial Services (3.2%)
Citigroup, Inc.		125,320	5,705
JPMorgan Chase & Co.		176,716	5,996
			11,701

Diversified Telecommunication Services (2.9%)
France Telecom S.A. ADR		74,270	2,135
Sprint Nextel Corp.		184,549	4,389
Verizon Communications, Inc.		117,370	3,837
			10,361
Electric Utilities (2.6%)
American Electric Power Co., Inc.		63,710	2,529
Entergy Corp.		36,710	2,728
Exelon Corp.		25,197	1,347
FirstEnergy Corp.		52,830	2,754
			9,358
Energy Equipment & Services (1.3%)
Schlumberger Ltd.		54,140	4,568
Food & Staples Retailing (1.0%)
Wal-Mart Stores, Inc.		78,610	3,445
Food Products (2.4%)
Cadbury Schweppes plc ADR		60,770	2,475
Kraft Foods, Inc.		9,570	293
Unilever N.V. (NY Shares)		83,220	5,946
			8,714
Health Care Equipment & Supplies (0.4%)
Bausch & Lomb, Inc.		14,430	1,164
Boston Scientific Corp.	(e)	19,740	462
			1,626
Health Care Providers & Services (1.6%)
Cigna Corp.		34,350	4,048
McKesson Corp.		37,570	1,783
			5,831
Hotels, Restaurants & Leisure (0.4%)
McDonald’s Corp.		43,810	1,467
Household Products (0.4%)
Procter & Gamble Co.		21,850	1,299
Industrial Conglomerates (2.5%)
General Electric Co.		160,540	5,405
Siemens AG		46,420	3,590
			8,995
Insurance (3.9%)
Aegon N.V. (NY Shares)		63,010	939
Chubb Corp.		43,510	3,896
Hartford Financial Services Group, Inc.		26,290	2,029
Marsh & McLennan Cos., Inc.		25,480	774
Prudential Financial, Inc.		34,290	2,317
St. Paul Travelers Cos., Inc. (The)		95,567	4,288
			14,243
Machinery (0.5%)
Ingersoll-Rand Co., Ltd., Class A		41,500	1,586
Parker Hannifin Corp.		4,270	275
			1,861
Media (4.7%)
Clear Channel Communications, Inc.		149,910	4,931
Time Warner, Inc.		324,750	5,881
Viacom, Inc., Class B		82,950	2,738
Walt Disney Co.		136,510	3,294
			16,844

Metals & Mining (1.0%)
Newmont Mining Corp.		76,260	3,597
Multi-Utilities & Unregulated Power (0.2%)
Williams Cos., Inc.		29,200	731
Multiline Retail (0.9%)
Kohl’s Corp.	(e)	42,920	2,154
Target Corp.		19,300	1,002
			3,156
Oil & Gas (5.2%)
BP plc ADR		58,720	4,160
ConocoPhillips		64,950	4,541
Exxon Mobil Corp.		42,970	2,730
Royal Dutch Shell plc ADR		60,820	3,992
Valero Energy Corp.		30,270	3,423
			18,846
Pharmaceuticals (8.0%)
Bristol-Myers Squibb Co.		185,410	4,461
Eli Lilly & Co.		70,270	3,761
GlaxoSmithKline plc ADR		44,080	2,260
Roche Holding AG ADR		83,040	5,790
Sanofi-Aventis ADR		74,770	3,107
Schering-Plough Corp.		266,940	5,619
Wyeth		83,110	3,846
			28,844
Road & Rail (0.1%)
Norfolk Southern Corp.		8,090	328
Semiconductors & Semiconductor Equipment (1.6%)
Intel Corp.		130,550	3,218
Micron Technology, Inc.	(e)	204,520	2,720
			5,938
Software (1.1%)
Symantec Corp.	(e)	174,610	3,957
Specialty Retail (0.1%)
Office Depot, Inc.	(e)	16,570	492
Thrifts & Mortgage Finance (1.0%)
Freddie Mac		62,960	3,555
Tobacco (1.0%)
Altria Group, Inc.		47,420	3,495
Total Common Stocks (Cost $206,616)			228,534
Preferred Stocks (4.3%)
Airlines (0.0%)
Continental Airlines Finance Trust II, 6.00% (Convertible)		6,000	102
Banks (0.9%)
Federal National Mortgage Association, 5.375% (Convertible)		20	1,837
Sovereign Capital Trust, 4.375% (Convertible)		35,100	1,558
			3,395
Chemicals (0.0%)
Huntsman Corp., 5.00% (Convertible)		1,200	53
Consumer Durables & Apparel (0.2%)
Newell Financial Trust I, 5.25% (Convertible)		20,100	887
Diversified Financial Services (0.1%)
Lazard Ltd., 6.625% (Convertible)		6,800	173

Diversified Telecommunication Services (0.6%)
Lucent Technologies Capital Trust I, 7.75% (Convertible)		2,200	2,225
Gas Utilities (0.6%)
El Paso Corp., 4.99% (Convertible)	(b)	800	988
El Paso Energy Capital Trust I, 4.75% (Convertible)		25,000	1,010
			1,998
Health Care Equipment & Supplies (0.4%)
Baxter International, Inc., 7.00% (Convertible)		22,000	1,254
Health Care Providers & Services (0.1%)
Omnicare, Inc., 4.00% (Convertible)		4,400	321
Insurance (0.4%)
Chubb Corp., 7.00% (Convertible)		14,030	459
Conseco, Inc., 5.50% (Convertible)		13,500	362
Travelers Property Casualty Corp., 4.50% (Convertible)		13,500	325
UnumProvident Corp., 8.25% (Convertible)		10,500	416
			1,562
Media (0.0%)
Interpublic Group of Cos., Inc., Series A, 5.375% (Convertible)		300	13
Oil & Gas (0.5%)
Amerada Hess Corp., 7.00% (Convertible)		15,000	1,756
Pharmaceuticals (0.5%)
Schering Plough Corp., 6.00% (Convertible)		31,000	1,681
Total Preferred Stocks (Cost $14,178)			15,420

		Face
		Amount
		(000)
Short-Term Investments (6.6%)
Repurchase Agreement (6.6%)
J.P. Morgan Securities, Inc., 3.70%, dated 9/30/05, due 10/3/05,
repurchase price $23,840 (Cost $23,833)	(f)	$23,833	$23,833
Total Investments+ (100.5%) (Cost $337,953)			362,493
Liabilities in Excess of Other Assets (-0.5%)			(1,888)
Net Assets (100%)			$360,605

(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2005.
Maturity date disclosed is the ultimate maturity date.
(d)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2005.
(e)	Non-income producing security.
(f)	Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of
$633,510,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corporation: 0.00% to 4.20%, due
12/1/05 to 5/27/11; Federal National Mortgage Association: 0.00% to 5.50%, due 10/7/05 to 1/12/15; Federal
Farm Credit Bank: 0.00% to 5.50%, due 10/7/05 to 8/17/20; Federal Home Loan Bank: 0.00% to 5.375%, due
3/28/06 to 8/15/19; and Tennessee Valley Authority: 4.375% to 7.125%, due 11/13/08 to 1/15/38, which had a total value of $646,181,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depositary Receipt
+	At September 30, 2005, the U.S. Federal income tax cost basis of investments was approximately

$337,953,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $24,540,000 of which $29,744,000 related to appreciated securities and $5,204,000 related to depreciated securities.

The Universal Institutional Funds, Inc.

Global Franchise Portfolio

2005 Third Quarter Report

September 30, 2005 (unaudited)

Portfolio of Investments

			Value
		Shares	(000)
Common Stocks (98.0%)
Canada (2.0%)
Torstar Corp., Class B		130,888	$2,618
Finland (4.2%)
Kone OYJ, Class B	(a)	82,204	5,583
France (8.8%)
Groupe Danone		45,121	4,862
Pernod-Ricard S.A.		21,078	3,722
Sanofi-Aventis		38,378	3,171
			11,755
Netherlands (8.9%)
Reed Elsevier N.V.		233,190	3,218
Royal Numico N.V.	(a)	113,003	4,946
Wolters Kluwer N.V. CVA		201,080	3,741
			11,905
Spain (3.7%)
Altadis S.A.		96,473	4,322
Zardoya-Otis S.A.		21,340	596
			4,918
Sweden (4.4%)
Swedish Match AB		489,506	5,841
Switzerland (8.1%)
Nestle S.A. (Registered)		20,972	6,141
Novartis AG (Registered)		93,332	4,734
			10,875
United Kingdom (36.0%)
British American Tobacco plc		529,242	11,117
Cadbury Schweppes plc		812,580	8,198
Diageo plc		356,092	5,119
GCAP Media plc		229,825	1,297
GlaxoSmithKline plc		219,638	5,586
Imperial Tobacco Group plc		142,107	4,070
Reckitt Benckiser plc		202,868	6,179
SMG plc		276,167	457
Unilever plc		327,803	3,423
WPP Group plc		269,539	2,743
			48,189
United States (21.9%)
Altria Group, Inc.		86,600	6,383
Bristol-Myers Squibb Co.		151,261	3,639
Brown-Forman Corp., Class B		54,414	3,240
Harley-Davidson, Inc.		63,301	3,066
Kimberly-Clark Corp.		65,526	3,901
Merck & Co., Inc.		148,187	4,032
New York Times Co. (The), Class A		112,563	3,349
Scotts Miracle-Gro, Co. (The), Class A		19,453	1,711
			29,321
Total Common Stocks (Cost $118,745)			131,005

		Face
		Amount
		(000)
Short-Term Investment (6.5%)
Repurchase Agreement (6.5%)
J.P. Morgan Securities, Inc., 3.70%, dated 9/30/05, due 10/3/05, repurchase price $8,671 (Cost $8,668)	(b)	$8,668	8,668
Total Investments+ (104.5%) (Cost $127,413)			139,673

1

Liabilities in Excess of Other Assets (-4.5%)	(5,988)
Net Assets (100%)	$133,685

(a)	Non-income producing security.
(b)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $633,510,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corporation: 0.00% to 4.20%, due 12/1/05 to 5/27/11; Federal National Mortgage Association: 0.00% to 5.50%, due 10/7/05 to 1/12/15; Federal Farm Credit Bank: 0.00% to 5.50%, due 10/7/05 to 8/17/20; Federal Home Loan Bank: 0.00% to 5.375%, due 3/28/06 to 8/15/19; and Tennessee Valley Authority: 4.375% to 7.125%, due 11/13/08 to 1/15/38, which had a total value of $646,181,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

CVA	Certificaten Van Aandelen
+

At September 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $127,413,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $12,260,000 of which $15,032,000 related to appreciated securities and $2,772,000 related to depreciated securities.

2

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net Unrealized
							Appreciation
Currency to Deliver		Value	Settlement	In Exchange For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	39	$46	10/3/05	USD	46	$46	$—	@
EUR	43	52	10/4/05	USD	52	52	—	@
GBP	11,800	20,805	10/21/05	USD	20,498	20,498	(307)
		$20,903				$20,596	$(307)

EUR	— Euro
GBP	— British Pound
USD	— U.S. Dollar
@	— Value is less than $500.

3

The Universal Institutional Funds, Inc.

Small Company Growth Portfolio

2005 Third Quarter Report

September 30, 2005 (unaudited)

Portfolio of Investments

		Shares	Value (000)
Common Stocks (98.8%)
Advertising Agencies (1.0%)
Focus Enhancements, Inc. ADR	(a)	17,200	$460
Biotechnology Research & Production (1.1%)
Idexx Laboratories, Inc.	(a)	7,350	492
Building: Cement (2.0%)
Eagle Materials, Inc.		4,810	557
Texas Industries, Inc.		6,600	359
			916
Casinos & Gambling (3.1%)
Kerzner International Ltd.	(a)	14,650	814
Lakes Entertainment, Inc.	(a)	16,550	169
Shuffle Master, Inc.	(a)	16,493	436
			1,419
Chemicals (1.0%)
Nuco2, Inc.	(a)	18,575	478
Communications & Media (0.9%)
CKX, Inc.	(a)	32,950	414
Computer Services Software & Systems (7.1%)
Akamai Technologies, Inc.	(a)	36,225	578
Bankrate, Inc.	(a)	10,400	285
Blackboard, Inc.	(a)	19,200	480
Convera Corp.	(a)	22,475	317
Netease.com ADR	(a)	5,575	502
Salesforce.com, Inc.	(a)	35,950	831
Sina Corp.	(a)	11,075	305
			3,298
Computer Technology (0.8%)
Shanda Interactive Entertainment Ltd. ADR	(a)	13,175	356
Consumer Electronics (2.3%)
CNET Networks, Inc.	(a)	43,571	591
THQ, Inc.	(a)	23,225	495
			1,086
Consumer Staples - Miscellaneous (2.1%)
Peet’s Coffee & Tea, Inc.	(a)	17,075	523
Yankee Candle Co., Inc.		18,275	448
			971
Diversified (1.2%)
Beacon Roofing Supply, Inc.	(a)	17,675	577
Diversified Financial Services (1.0%)
Calamos Asset Management, Inc., Class A		19,000	469
Drugs & Pharmaceuticals (2.5%)
Adams Respiratory Therapy, Inc.	(a)	9,373	303
Flamel Technologies ADR	(a)	11,379	213
Gen-Probe, Inc.	(a)	9,025	446
Noven Pharmaceuticals, Inc.	(a)	13,350	187
			1,149
Education Services (4.5%)
Bright Horizons Family Solutions, Inc.	(a)	21,175	813
Strayer Education, Inc.		13,737	1,299
			2,112
Electrical & Electronics (0.6%)
Flir Systems, Inc.	(a)	9,025	267

1

Electronics: Semi-Conductors/Components (1.8%)
Tessera Technologies, Inc.	(a)	27,575	825
Energy - Miscellaneous (6.7%)
Gasco Energy, Inc.	(a)	90,025	599
Quicksilver Resources, Inc.	(a)	21,057	1,006
Range Resources Corp.		38,375	1,482
			3,087
Engineering & Contracting Services (0.7%)
Washington Group International, Inc.	(a)	6,350	342
Entertainment (0.6%)
Take-Two Interactive Software, Inc.	(a)	12,500	276
Foods (1.2%)
Rocky Mountain Chocolate Factory, Inc.		8,175	119
Treehouse Foods, Inc.	(a)	16,450	442
			561
Health Care - Miscellaneous (1.1%)
VCA Antech, Inc.	(a)	19,200	490
Health Care Services (6.0%)
Animas Corp.	(a)	17,550	276
Dade Behring Holdings, Inc.		35,000	1,283
Stericycle, Inc.	(a)	21,193	1,211
			2,770
Homebuilding (2.1%)
Desarrolladora Homex S.A. de CV ADR	(a)	32,000	983
Hotel/Motel (5.5%)
Ambassadors Group, Inc.		20,150	450
BJ’s Restaurants, Inc.	(a)	29,963	612
Gaylord Entertainment Co.	(a)	24,750	1,179
Great Wolf Resorts, Inc.	(a)	28,845	298
			2,539
Investment Management Companies (2.2%)
Greenhill & Co., Inc.		24,421	1,018
Leisure Time (3.7%)
SCP Pool Corp.		24,875	869
WMS Industries, Inc.	(a)	30,800	866
			1,735
Machinery: Industrial/Specialty (1.3%)
Middleby Corp.	(a)	8,225	596
Medical & Dental Instruments & Supplies (3.4%)
American Medical Systems Holdings, Inc.	(a)	16,175	326
Techne Corp.	(a)	21,749	1,239
			1,565
Oil: Crude Producers (0.7%)
Petrohawk Energy Corp.	(a)	21,100	304
Paper (0.9%)
Neenah Paper, Inc.		14,300	419
Publishing: Miscellaneous (1.5%)
Morningstar, Inc.	(a)	22,250	712
Rental & Leasing Services: Commercial (0.8%)
Jones Lang LaSalle, Inc.		7,725	356
Restaurants (1.5%)
P.F. Chang’s China Bistro, Inc.	(a)	15,280	685
Retail (11.8%)
AFC Enterprises	(a)	33,310	384
Blue Nile, Inc.	(a)	24,125	763
Build-A-Bear Workshop, Inc.	(a)	20,450	456
Citi Trends, Inc.	(a)	17,250	377
Eddie Bauer Holdings, Inc.	(a)	11,550	284
NetFlix, Inc.	(a)	20,325	528
Overstock.com, Inc.	(a)	11,175	429
Pantry, Inc.	(a)	12,725	476
Priceline.com, Inc.	(a)	9,875	191
Provide Commerce, Inc.	(a)	10,150	246
Tractor Supply Co.	(a)	17,908	817

2

Tuesday Morning Corp.		20,625	534
			5,485
Services: Commercial (6.2%)
Advisory Board Co. (The)	(a)	22,825	1,188
Coinstar, Inc.	(a)	16,225	300
Corporate Executive Board Co.		9,695	756
Macquarie Infrastructure Co. Trust		22,225	627
			2,871
Technology - Miscellaneous (0.4%)
Housevalues, Inc.	(a)	14,525	208
Telecommunications Equipment (1.1%)
SBA Communications Corp. Class A	(a)	33,185	513
Textile Apparel Manufacturers (2.1%)
Carter’s, Inc.	(a)	11,900	676
Maidenform Brands, Inc.	(a)	23,150	318
			994
Tobacco (1.1%)
Loews Corp. - Carolina Group		13,325	528
Truckers (3.2%)
Landstar System, Inc.		37,400	1,497
Total Common Stocks (Cost $40,907)			45,823

		Face
		Amount
		(000)
Short-T erm Investment (1.4%)
Repurchase Agreement (1.4%)
J.P. Morgan Securities, Inc., 3.70%, dated 9/30/05, due 10/3/05, repurchase price $639 (Cost $639)	(b)	$639	639
Total Investments+ (100.2%) (Cost $41,546)			46,462
Liabilities in Excess of Other Assets (-0.2%)			(93)
Net Assets (100%)			$46,369

(a)	Non-income producing security.
(b)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $633,510,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corporation: 0.00% to 4.20%, due 12/1/05 to 5/27/11; Federal National Mortgage Association: 0.00% to 5.50%, due 10/7/05 to 1/12/15; Federal Farm Credit Bank: 0.00% to 5.50%, due 10/7/05 to 8/17/20; Federal Home Loan Bank: 0.00% to 5.375%, due 3/28/06 to 8/15/19; and Tennessee Valley Authority: 4.375% to 7.125%, due 11/13/08 to 1/15/38, which had a total value of $646,181,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depositary Receipt
+

At September 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $41,546,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $4,916,000 of which $7,080,000 related to appreciated securities and $2,164,000 related to depreciated securities.

3

The Universal Institutional Funds, Inc.

Equity Growth Portfolio

2005 Third Quarter Report

September 30, 2005 (unaudited)

Portfolio of Investments

			Value
		Shares	(000)
Common Stocks (99.5%)
Advertising Agencies (3.5%)
Getty Images, Inc.	(a)	37,547	$3,231
Monster Worldwide, Inc.	(a)	73,600	2,260
			5,491
Agriculture Fishing & Ranching (2.8%)
Monsanto Co.		71,300	4,474
Air Transport (1.5%)
Expeditors International Washington, Inc.		42,100	2,390
Biotechnology Research & Production (2.6%)
Genentech, Inc.	(a)	49,100	4,135
Casinos & Gambling (3.2%)
International Game Technology		126,425	3,414
Station Casinos, Inc.		25,700	1,705
			5,119
Communications Technology (8.2%)
America Movil S.A. de C.V., Class L ADR		247,500	6,514
Corning, Inc.	(a)	72,300	1,398
Crown Castle International Corp.	(a)	89,647	2,208
Qualcomm, Inc.		64,876	2,903
			13,023
Computer Services Software & Systems (4.8%)
Google, Inc., Class A	(a)	23,800	7,532
Computer Technology (3.1%)
Dell, Inc.	(a)	144,160	4,930
Seagate Technology, Inc.	(a)(b)	27,600	—	@
			4,930
Consumer Electronics (6.0%)
Electronic Arts, Inc.	(a)	75,700	4,307
Yahoo!, Inc.	(a)	154,650	5,233
			9,540
Diversified Financial Services (2.3%)
Chicago Mercantile Exchange Holdings, Inc.		10,890	3,673
Education Services (2.6%)
Apollo Group, Inc., Class A	(a)	61,200	4,063
Electronics: Semi-Conductors/Components (1.7%)
Marvell Technology Group Ltd.	(a)	56,470	2,604
Energy — Miscellaneous (6.3%)
Southwestern Energy Co.	(a)	32,500	2,386
Ultra Petroleum Corp.	(a)	134,230	7,635
			10,021
Financial — Miscellaneous (6.9%)
Berkshire Hathaway, Inc., Class B	(a)	1,665	4,547
Countrywide Financial Corp.		44,575	1,470
Marsh & McLennan Cos., Inc.		81,400	2,474
Moody’s Corp.		48,506	2,478
			10,969
Financial Data Processing Services & Systems (1.3%)
Paychex, Inc.		54,770	2,031
Health Care — Miscellaneous (2.2%)
Alcon, Inc.		26,900	3,440
Health Care Services (4.1%)
Dade Behring Holdings, Inc.		39,900	1,463

1

UnitedHealth Group, Inc.		88,550	4,976
			6,439
Homebuilding (1.8%)
Pulte Homes, Inc.		66,100	2,837
Leisure Time (3.0%)
Carnival Corp.		94,050	4,701
Manufacturing (1.4%)
Tyco International Ltd.		82,100	2,286
Medical & Dental Instruments & Supplies (2.3%)
Guidant Corp.		22,900	1,577
St. Jude Medical, Inc.	(a)	42,600	1,994
			3,571
Recreational Vehicles & Boats (2.4%)
Harley-Davidson, Inc.		76,700	3,715
Retail (10.3%)
Amazon.Com, Inc.	(a)	58,900	2,668
Costco Wholesale Corp.		121,800	5,248
Home Depot, Inc.		112,400	4,287
Sears Holdings Corp.	(a)	33,200	4,131
			16,334
Services: Commercial (8.2%)
Corporate Executive Board Co.		39,400	3,072
eBay, Inc.	(a)	187,780	7,737
Iron Mountain, Inc.	(a)	56,563	2,076
			12,885
Tobacco (2.5%)
Altria Group, Inc.		54,092	3,987
Transportation — Miscellaneous (1.6%)
C.H. Robinson Worldwide, Inc.		38,915	2,495
Utilities: Gas Pipelines (1.6%)
Questar Corp.		29,500	2,600
Utilities: Telecommunications (1.3%)
Sprint Nextel Corp.		87,511	2,081
Total Common Stocks (Cost $135,410)			157,366

		Face
		Amount
		(000)
Short-Term Investment (0.9%)
Repurchase Agreement (0.9%)
J.P. Morgan Securities, Inc., 3.70%, dated 9/30/05, due 10/3/05, repurchase price $1,383 (Cost $1,383)	(c)	$1,383	1,383
Total Investments+ (100.4%) (Cost $136,793)			158,749
Liabilities in Excess of Other Assets (-0.4%)			(576)
Net Assets (100%)			$158,173

(a)	Non-income producing security.
(b)	Security was valued at fair value — At September 30, 2005, the Portfolio held a fair valued security valued at less than $500, representing less than 0.05% of net assets.
(c)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $633,510,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corporation: 0.00% to 4.20%, due 12/1/05 to 5/27/11; Federal National Mortgage Association: 0.00% to 5.50%, due 10/7/05 to 1/12/15; Federal Farm Credit Bank: 0.00% to 5.50%, due 10/7/05 to 8/17/20; Federal Home Loan Bank: 0.00% to 5.375%, due 3/28/06 to 8/15/19; and Tennessee Valley Authority: 4.375% to 7.125%, due 11/13/08 to 1/15/38, which had a total value of $646,181,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

@	Face Amount/Value is less than $500.
ADR	American Depositary Receipt
+

At September 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $136,793,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $21,956,000 of which $25,097,000 related to appreciated securities and $3,141,000 related to depreciated securities.

2

The Universal Institutional Funds, Inc.

High Yield Portfolio

2005 Third Quarter Report

September 30, 2005 (unaudited)

Portfolio of Investments

			Face
			Amount	Value
			(000)	(000)
Fixed Income Securities (95.4%)
Aerospace (0.8%)
K&F Acquisition, Inc.
7.75%, 11/15/14			$480	$487
Broadcasting (1.0%)
Lin Television Corp.
6.50%, 5/15/13	(a)		115	110
Salem Communications Holding Corp.
9.00%, 7/1/11			440	471
				581
Cable (6.5%)
Cablecom Luxembourg SCA
9.375%, 4/15/14	(a)	EUR	515	693
Cablevision Systems Corp.
7.89%, 4/1/09	(b)		$480	494
CCH I LLC
11.00%, 10/1/15			326	319
Charter Communications Holdings LLC
0.00%, 10/1/09			1	—	@
0.00%, 1/15/10
Echostar DBS Corp.
6.375%, 10/1/11			300	299
Intelsat Bermuda Ltd.
7.805%, 1/15/12	(a)(b)		350	358
8.625%, 1/15/15	(a)		350	359
Kabel Deutschland GmbH
10.625%, 7/1/14	(a)		385	427
PanAmSat Corp.
9.00%, 8/15/14			52	55
PanAmSat Holding Corp.
0.00%, 11/1/14	(c)		450	313
Renaissance Media Group LLC
10.00%, 4/15/08	(c)		150	149
Satelites Mexicanos S.A. de CV
10.125%, 11/1/04	(d)		125	68
Telenet Group Holding N.V.
0.00%, 6/15/14	(a)(c)		420	345
				3,879
Chemicals (6.6%)
Cognis Deutschland GmbH & Co. KG
6.895%, 11/15/13	(a)(b)	EUR	335	417
Equistar Chemicals LP/Equistar Funding Corp.
10.125%, 9/1/08			$270	292
10.625%, 5/1/11			135	148
Huntsman Advanced Materials LLC
11.00%, 7/15/10			125	141
Huntsman International LLC
10.125%, 7/1/09			219	227
10.125%, 7/1/09		EUR	68	85
Innophos Investments Holdings, Inc.
11.268%, 2/15/15	(a)(b)		$173	166
Inn ophos, Inc.
8.875%, 8/15/14	(a)		300	308
ISP Holdings, Inc.
10.625%, 12/15/09			452	480

1

Koppers, Inc.
9.875%, 10/15/13			95	105
Millennium America, Inc.
7.00%, 11/15/06			90	92
9.25%, 6/15/08			185	200
Nalco Co.
7.75%, 11/15/11			120	123
8.875%, 11/15/13			450	464
Rhodia S.A.	(a)
8.875%, 6/1/11			315	299
Rockwood Specialties Group, Inc.
7.625%, 11/15/14	(a)	EUR	105	130
10.625%, 5/15/11		$240		263
				3,940
Consumer Products (4.2%)
Amscan Holdings, Inc.
8.75%, 5/1/14			205	180
Levi Strauss & Co.
8.254%, 4/1/12	(b)		660	661
Oxford Industries, Inc.
8.875%, 6/1/11			130	136
Phillips-Van Heusen
7.25%, 2/15/11			725	732
Spectrum Brands Inc
7.375%, 2/1/15			150	136
Spectrum Brands, Inc.
8.50%, 10/1/13			445	432
Tempur-Pedic, Inc. and Tempur Production USA, Inc.
10.25%, 8/15/10			218	239
				2,516
Diversified Media (4.5%)
Advanstar Communications, Inc.
10.75%, 8/15/10			230	258
AMC Entertainment Inc
8.04%, 8/15/10	(b)		210	212
CanWest Media, Inc.
8.00%, 9/15/12			503	536
Dex Media East LLC/Dex Media East Finance Co.
12.125%, 11/15/12			147	173
Dex Media West LLC/Dex Media Finance Co.
9.875%, 8/15/13			219	243
Houghton Mifflin Co.
8.25%, 2/1/11			150	156
9.875%, 2/1/13			435	463
Nebraska Book Co., Inc.
8.625%, 3/15/12			300	283
Primedia, Inc.
8.875%, 5/15/11			340	358
				2,682
Energy (8.0%)
CHC Helicopter Corp.
7.375%, 5/1/14	(a)		290	299
7.375%, 5/1/14			385	397
Chesapeake Energy Corp.
7.50%, 9/15/13			450	481
Citgo Petroleum Corp.
6.00%, 10/15/11			490	492
El Paso Production Holding Co.
7.75%, 6/1/13			400	420
Hanover Compressor Co.
8.625%, 12/15/10			85	92
9.00%, 6/1/14			150	167
Hanover Equipment Trust
8.50%, 9/1/08			69	72
8.75%, 9/1/11			145	155

2

Hilcorp Energy I LP/Hilcorp Finance Co.
10.50%, 9/1/10	(a)		440	486
Husky Oil Ltd.
8.90%, 8/15/28	(b)		325	354
Magnum Hunter Resources, Inc.
9.60%, 3/15/12			102	112
Pacific Energy Partners LP/Pacific Energy Finance Corp.
7.125%, 6/15/14			270	281
Pogo Producing Company
6.875%, 10/1/17	(a)		300	306
Tesoro Corp.
9.625%, 4/1/12			160	177
Vintage Petroleum, Inc.
7.875%, 5/15/11			440	462
				4,753
Financial (3.0%)
Refco Finance Holdings LLC
9.00%, 8/1/12			322	352
Food and Drug (2.3%)
CA FM Lease Trust
8.50%, 7/15/17	(a)		220	246
Delhaize America, Inc.
8.125%, 4/15/11			435	474
Jean Coutu Group, Inc.
7.625%, 8/1/12			110	112
8.50%, 8/1/14			215	215
Rite Aid Corp.
8.125%, 5/1/10			315	323
				1,722
Food/Tobacco (3.2%)
Dole Food Co., Inc.
8.875%, 3/15/11			18	19
Michael Foods, Inc.
8.00%, 11/15/13			230	236
Pilgrim’s Pride Corp.
9.25%, 11/15/13			145	160
9.625%, 9/15/11			495	535
RJ Reynolds Tobacco Holdings Inc.
6.50%, 7/15/10	(a)		310	311
Smithfield Foods, Inc.
7.00%, 8/1/11			490	502
7.625%, 2/15/08			160	166
				1,929
Forest Products (6.5%)
Abitibi-Consolidated, Inc.
6.00%, 6/20/13			255	225
8.55%, 8/1/10			155	158
Georgia Pacific Corp.
8.875%, 2/1/10			825	924
Graham Packaging
8.50%, 10/15/12			280	280
9.875%, 10/15/14			340	328
Graphic Packaging International Corp.
9.50%, 8/15/13			400	378
JSG Funding plc
10.125%, 10/1/12		EUR	117	153
Owens-Illinois, Inc.
7.35%, 5/15/08		$495		507
7.50%, 5/15/10			435	444
Pliant Corp.
11.125%, 9/1/09			75	65
13.00%, 6/1/10			160	77
13.00%, 6/1/10			121	58
Tembec Industries, Inc.
7.75%, 3/15/12			115	74
8.50%, 2/1/11			305	200
				3,871

3

Gaming/Leisure (6.7%)
Caesars Entertainment Corp.
7.00%, 4/15/13		150	163
9.375%, 2/15/07		230	243
Harrah’s Operating Co., Inc.
7.875%, 12/15/05		370	373
HMH Properties, Inc.
7.875%, 8/1/08		3	3
Host Marriott LP
6.375%, 3/15/15		255	249
Host Marriott LP REIT
7.125%, 11/1/13		505	518
Isle of Capri Casinos, Inc.
7.00%, 3/1/14		440	424
Las Vegas Sands Corp.
6.375%, 2/15/15		305	296
MGM Mirage
6.00%, 10/1/09		1,190	1,181
Station Casinos, Inc.
6.00%, 4/1/12		555	557
			4,007
Health Care (5.7%)
AmerisourceBergen Corp.
5.625%, 9/15/12	(a)	330	327
Community Health Systems, Inc.
6.50%, 12/15/12		255	257
DaVita, Inc.
6.625%, 3/15/13		275	280
Fisher Scientific International, Inc.
6.125%, 7/1/15	(a)	160	161
6.75%, 8/15/14		110	116
Fresenius Medical Care Capital Trust II
7.875%, 2/1/08		450	468
HCA, Inc.
6.30%, 10/1/12		125	125
8.70%, 2/10/10		160	176
8.75%, 9/1/10		125	139
MedCath Holdings Corp.
9.875%, 7/15/12		300	328
National Nephrology Associates, Inc.
9.00%, 11/1/11	(a)	55	61
Tenet Healthcare Corp.
7.375%, 2/1/13		120	114
9.875%, 7/1/14		145	152
VWR International, Inc.
6.875%, 4/15/12		390	387
Warner Chilcott Corp.
8.75%, 2/1/15	(a)	295	285
			3,376
Housing (4.6%)
Associated Materials, Inc.
0.00%, 3/1/14	(c)	895	452
Goodman Global Holding Co., Inc.
6.41%, 6/15/12	(a)(b)	105	103
7.875%, 12/15/12	(a)	495	450
Interface, Inc.
7.30%, 4/1/08		75	75
9.50%, 2/1/14		350	352
10.375%, 2/1/10		95	103
Nortek, Inc.
8.50%, 9/1/14		445	412
RMCC Acquisition Co.
9.50%, 11/1/12	(a)	175	178

4

Technical Olympic USA, Inc.
7.50%, 1/15/15			100	91
9.00%, 7/1/10			40	42
9.00%, 7/1/10			255	265
10.375%, 7/1/12			220	233
				2,756
Information Technology (3.7%)
Iron Mountain, Inc.
7.75%, 1/15/15			186	190
8.625%, 4/1/13			635	668
Nortel Networks Corp. (Convertible)
4.25%, 9/1/08			325	307
Nortel Networks Ltd.
6.125%, 2/15/06			325	327
Rhythms NetConnections, Inc.
13.50%, 5/15/08	(d)(e)		844	—	@
14.00%, 2/15/10	(d)(e)		481	—	@
Samina Corp.
6.75%, 3/1/13			415	396
SanGard Data Systems, Inc.
8.525%, 8/15/13	(a)(b)		25	26
9.125%, 8/15/13	(a)		280	292
				2,206
Manufacturing (3.5%)
Hexcel Corp.
6.75%, 2/1/15			280	279
Johnsondiversey, Inc.
9.625%, 5/15/12		EUR	244	245
9.625%, 5/15/12		$112		139
Manitowoc Co., Inc. (The)
10.375%, 5/15/11		EUR	304	402
10.50%, 8/1/12		$49		55
NMHG Holding Co.
10.00%, 5/15/09			510	548
Propex Fabrics, Inc.
10.00%, 12/1/12			255	237
Trimas Corp.
9.875%, 6/15/12			201	165
				2,070
Metals (1.8%)
Foundation PA Coal Co.
7.25%, 8/1/14			105	110
General Cable Corp.
9.50%, 11/15/10			145	154
Glencore Nickel Property Ltd.
9.00%, 12/1/14	(e)		110	—	@
Murrin Murrin Holding Ltd.
9.375%, 8/31/07	(d)(e)		730	—	@
Novelis, Inc.
7.25%, 2/15/15	(a)		275	261
Republic Technologies International LLC/RTI Capital Corp.
13.75%, 7/15/09	(d)(e)		315	—	@
SGL Carbon Luxembourg S.A.
8.50%, 2/1/12	(a)	EUR	165	217
Ucar Finance, Inc.
10.25%, 2/15/12		$277		299
				1,041
Retail (1.4%)
Brown Shoe Co., Inc.
8.75%, 5/1/12			260	276
General Nutrition Centers, Inc.
8.50%, 12/1/10			160	137
Petro Stopping Centers LP/Petro Financial Corp.
9.00%, 2/15/12			440	435
				848

5

Service (2.7%)
Allied Waste North America
7.875%, 4/15/13		285		292
8.50%, 12/1/08		150		157
8.875%, 4/1/08		295		309
Buhrmann Us Inc
7.875%, 3/1/15		120		121
Buhrmann US, Inc.
8.25%, 7/1/14		370		380
MSW Energy Holdings II LLC/MSW Energy Finance Co. II, Inc.
7.375%, 9/1/10		270		282
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.
8.50%, 9/1/10		55		59
Waste Management, Inc.-Old
7.65%, 3/15/11		5		6
				1,606
Telecommunications (3.7%)
AXtel S.A.
11.00%, 12/15/13		420		473
Esprit Telecom Group
11.00%, 6/15/08	(e)	DEM	307	—	@
Exodus Communications, Inc.
11.625%, 7/15/10	(d)(e)	436		—	@
Qwest Communications
0.00%, 2/15/09	(b)	325		323
Qwest Corp.
5.625%, 11/15/08		100		99
Qwest Services Corp.
13.50%, 12/15/10		1,040		1,196
14.00%, 12/15/14		115		140
				2,231
Transportation (6.8%)
Amsted Industries, Inc.
10.25%, 10/15/11	(a)	475		520
ArvinMeritor, Inc.
8.75%, 3/1/12		140		138
Ford Motor Credit Co.
5.625%, 10/1/08		320		303
5.80%, 1/12/09		330		308
General Motors Acceptance Corp.
4.375%, 12/10/07		360		339
6.875%, 9/15/11		210		191
6.875%, 8/28/12		80		72
Hertz Corp.
7.40%, 3/1/11		85		82
7.625%, 6/1/12		235		226
Lear Corp.
8.11%, 5/15/09		445		443
Sonic Automotive, Inc.
8.625%, 8/15/13		1,000		995
TRW Automotive, Inc.
9.375%, 2/15/13		402		438
				4,055
Utilities (7.4%)
AES Corp.
7.75%, 3/1/14		240		256
8.875%, 2/15/11		30		33
9.00%, 5/15/15	(a)	285		314
9.375%, 9/15/10		40		44
CMS Energy Corp.
7.50%, 1/15/09		445		468
Dynegy Holdings, Inc.
6.875%, 4/1/11		320		314
9.875%, 7/15/10	(a)	280		307

6

Ipalco Enterprises, Inc.
8.625%, 11/14/11		85	95
Monongahela Power Co.
5.00%, 10/1/06		265	266
Nevada Power Co.
8.25%, 6/1/11		210	234
9.00%, 8/15/13		182	203
Northwest Pipeline Corp.
8.125%, 3/1/10		55	59
Ormat Funding Corp.
8.25%, 12/30/20		476	482
PSEG Energy Holdings LLC
7.75%, 4/16/07		55	57
8.625%, 2/15/08		233	244
Reliant Energy, Inc.
6.75%, 12/15/14		285	281
Southern Natural Gas Co.
8.875%, 3/15/10		110	119
Williams Cos., Inc.
7.875%, 9/1/21		590	652
			4,428
Wireless Communications (3.1%)
American Tower Corp.
7.125%, 10/15/12		240	253
7.50%, 5/1/12		230	245
Rogers Wireless Communications, Inc.
7.50%, 3/15/15
Rural Cellular Corp.
7.91%, 3/15/10	(b)	190	197
9.625%, 5/15/08		185	187
SBA Communications Corp.
8.50%, 12/1/12		240	262
SBA Telecommunications Inc./SBA Communications Corp.
0.00%, 12/15/11	(c)	357	326
UbiquiTel Operating Co.
9.875%, 3/1/11		310	345
			1,815
Total Fixed Income Securities (Cost $57,614)			56,799

		Shares
Common Stock (0.0%)
Broadcasting (0.0%)
Paxson Communications Corp.	(f)	90,956	6
Paxson Communications Corp.	(f)	133,583	9
			15
Telecommunications (0.0%)
Viatel Holding Bermuda Ltd.	(f)	329	—	@
Total Common Stocks (Cost $573)			15
Preferred Stock (0.1%)
Broadcasting (0.1%)
Paxson Communications Corp., PIK, 14.25%		11	75
Total Preferred Stocks (Cost $32)			75

No. of
Warrants
Warrants (0.0%)
Utilities (0.0%)
SW Acquisition LP, expiring 4/01/11
(Cost $3)	(a)(f)	570	14

Face
Amount
(000)
Short-Term Investment (2.4%)
Repurchase Agreement (2.4%)
J.P. Morgan Securities, Inc., 3.70%, dated 9/30/05, due 10/3/05 repurchase price $1,409 (Cost $1,409)	(g)	$1,409	1,409

7

Total Investments (97.9%) (Cost $59,631)	58,312
Other Assets in Excess of Liabilities (2.1%)	1,262
Net Assets (100%)	$59,574

(a)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on September 30, 2005.
(c)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2005. Maturity date disclosed is the ultimate maturity date.
(d)	Security is in default.
(e)	Security was valued at fair value — At September 30, 2005, the Portfolio held fair valued securities, each valued at less than $500, representing less than 0.05% of net assets.
(f)	Non-income producing security.
(g)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $633,510,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corporation: 0.00% to 4.20%, due 12/1/05 to 5/27/11; Federal National Mortgage Association: 0.00% to 5.50%, due 10/7/05 to 1/12/15; Federal Farm Credit Bank: 0.00% to 5.50%, due 10/7/05 to 8/17/20; Federal Home Loan Bank: 0.00% to 5.375%, due 3/28/06 to 8/15/19; and Tennessee Valley Authority: 4.375% to 7.125%, due 11/13/08 to 1/15/38, which had a total value of $646,181,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

+

At September 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $59,631,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $1,319,000 of which $2,053,000 related to appreciated securities and $3,372,000 related to depreciated securities.

@	Face Amount/Value is less than $500.
DEM	German Mark
EUR	Euro
PIK	Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.
REIT	Real Estate Investment Trust

8

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
							Unrealized
Currency to							Appreciation
Deliver		Value	Settlement	In Exchange For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	572	$688	10/26/05	USD	696	$696	$8
EUR	537	646	10/26/05	USD	654	654	8
EUR	731	880	10/26/05	USD	890	890	10
		$2,214				$2,240	$26

USD - U.S. Dollar

9

The Universal Institutional Funds, Inc.

Money Market Portfolio

Third Quarter Report

September 30, 2005 (unaudited)

Portfolio of Investments

	Face
	Amount	Value
	(000)	(000)
Commercial Paper (3.4%)
International Bank (3.4%)
UBS Finance (Delaware) LLC
3.80%, 10/3/05 (Cost $250)	$250	$250
Discount Notes (73.9%)
U.S. Government & Agency Securities (73.9%)
Federal Farm Credit Bank
3.66%, 10/19/05	1,500	1,498
Federal Home Loan Bank
3.60%, 10/12/05	1,500	1,498
Federal Home Loan Mortgage Corporation
3.65%, 10/11/05	1,500	1,498
Federal National Mortgage Association
3.62%, 10/12/05	900	899
Total Discount Notes (Cost $5,393)		5,393
Repurchase Agreement (22.6%)
Bear Stearns Co., 3.90%, dated 9/30/05, due 10/3/05, repurchase price $1,651; fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Association, Adjustable Rate Mortgage, 4.38% due 2/2/35, valued at $1,685 (Cost $1,650)	$1,650	1,650
Total Investments (99.9%) (Cost $7,293)		7,043
Other Assets in Excess of Liabilities (0.1%)		256
Net Assets (100%)		$7,299

1

Item 2.  Controls and Procedures.

(a) The Fund principal executive officer and principal financial officer have concluded that the Fund disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Universal Institutional Funds, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 21, 2005

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 21, 2005